SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
                                                                    -----

         File No. 33-43321:

         Pre-Effective Amendment No.____

         Post-Effective Amendment No._11_                             X
                                                                    -----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X
                                                                    -----

         File No. 811-6441:

         Amendment No._12_


         AMERICAN CENTURY INTERNATIONAL BOND FUNDS
         (Exact Name of Registrant as Specified in Charter)

         4500 Main Street, Kansas City, MO  64111
         (Address of Principal Executive Offices)

         Registrant's Telephone Number, including Area Code:  (816) 531-5575

         Douglas A. Paul
         Secretary, Vice President
         and General Counsel
         1665 Charleston Road, Mountain View, CA  94043
         (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: (first offered 1/7/92)

It is proposed that this filing become effective:

   _____  immediately upon filing pursuant to paragraph (b) of Rule 485
   __X__  on May 1, 1998 pursuant to paragraph (b) of Rule 485
   _____  60 days after filing pursuant to paragraph (a) of Rule 485
   _____  on (date) pursuant to paragraph (a)(1) of Rule 485
   _____  75 days after filing pursuant to paragraph (a) (2) of Rule 485
   _____  on (date) pursuant to paragraph (a)(2) of Rule 485


--------------------------------------------------------------------------------
Registrant has elected to register an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On February 24, 1998, the Registrant filed a Rule 24f-2 Notice on Form 24f-2 with respect to its fiscal year ended December 31, 1997.

                    AMERICAN CENTURY INTERNATIONAL BOND FUNDS

                     1933 Act Post-Effective Amendment No. 11
                            1940 Act Amendment No. 12

                                    FORM N-1A
                              CROSS-REFERENCE SHEET

PART A:   INTERNATIONAL BOND PROSPECTUS: INVESTOR CLASS

ITEM      PROSPECTUS CAPTION

1         Cover Page

2         Transaction and Operating Expense Table

3         Financial Highlights; Performance Advertising

4 Management; Further Information About American Century; Investment Objective of the Fund; Investment Policies of the Fund; Risk Factors; Other Investment Practices, Their Characteristics and Risks

5         Management

5A        Not Applicable

6         Further  Information  About  American  Century;  How to Redeem Shares;
          Cover Page; Distributions; Taxes

7 Cover Page; Distribution of Fund Shares; How to Open an Account; Share Price; Transfer and Administrative Services

8         How to Redeem Shares; Transfer and Administrative Services

9         Not Applicable


PART A:   INTERNATIONAL BOND PROSPECTUS: ADVISOR CLASS

ITEM      PROSPECTUS CAPTION

1         Cover Page

2         Transaction and Operating Expense Table

3         Performance Information of Other Class; Performance Advertising

4 Management; Further Information About American Century; Investment Objective of the Fund; Investment Policies of the Fund; Risk Factors; Other Investment Practices, Their Characteristics and Risks

5         Management

5A        Not Applicable

6         Further  Information  About  American  Century;  How to Redeem Shares;
          Cover Page; Distributions; Taxes

7 Cover Page; Distribution of Fund Shares; How to Purchase and Sell American Century Funds; Share Price; Transfer and Administrative Services

8         How to Redeem Shares; Transfer and Administrative Services

9         Not Applicable


PART B:   STATEMENT OF ADDITIONAL INFORMATION

ITEM      STATEMENT OF ADDITIONAL INFORMATION CAPTION

10        Cover Page

11        Table of Contents

12        Not Applicable

13        Investment   Policies,   Techniques   and  Risk  Factors;   Investment
          Restrictions; Portfolio Transactions

14        Trustee and Officers

15        Additional Purchase and Redemption Information; Trustees and Officers

16        Management; Transfer and Administrative Services; About the Trust

17        Portfolio Transactions

18        About the Trust

19 Additional Purchase and Redemption Information; Valuation of Portfolio Securities

20        Taxes

21        Distribution  of  Fund  Shares;  Additional  Purchase  and  Redemption
          Information

22        Performance

23        Cover Page

                                   PROSPECTUS

                        [american century logo (reg.sm)]
                                    American
                                Century(reg.tm)



                                  MAY 1, 1998


                                    BENHAM
                                 GROUP(reg.tm)

                              International Bond

INVESTOR CLASS


                         AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


                        AMERICAN CENTURY INVESTMENTS
-------------------------------------------------------------------------------
        Benham                American Century          Twentieth Century
        Group                      Group                      Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------
  International Bond


                                  PROSPECTUS
                                  MAY 1, 1998


                              International Bond

                                INVESTOR CLASS

                   AMERICAN CENTURY INTERNATIONAL BOND FUNDS


    American  Century  International  Bond Funds are a part of American  Century
Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. One of the funds from our Benham Group that invests in the highest-quality nondollar-denominated government and corporate debt securities is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.


    Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.


    This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated May 1, 1998, and filed with the Securities and Exchange Commission (SEC). It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street * P.O. Box 419200
                Kansas City, Missouri 64141-6200 * 1-800-345-2021
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-634-4113 * In Missouri: 816-444-3485
                             www.americancentury.com


    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).


    AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                    1


                       INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY -- BENHAM INTERNATIONAL
BOND FUND

    The fund seeks to provide high current income and capital appreciation by investing in high-quality, nondollar-denominated government and corporate debt securities outside the United States. Prior to October 1, 1997, the fund was known as "American Century- Benham European Government Bond Fund" and its investment objective was "to seek over the long term as high a level of total return as is consistent with investment in the highest-quality European government debt securities."

  There is no assurance that the fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2      INVESTMENT OBJECTIVE                   AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS

Investment Objective of the Fund ..........................................    2
Transaction and Operating Expense Table ...................................    4
Financial Highlights ......................................................    5

INFORMATION REGARDING THE FUND


Investment Policies of the Fund ...........................................    6
    Investment Objective ..................................................    6
    International Subadvisor ..............................................    6
    Investment Strategy ...................................................    6
    Portfolio Composition .................................................    7
    Currency Management ...................................................    7
Risk Factors ..............................................................    7
    Investing in Foreign Securities .......................................    7
    European Currency Unification .........................................    8
    Credit Quality ........................................................    9
    Dollar-Weighted Average Maturity ......................................    9
Other Investment Practices, Their Characteristics
  and Risks ...............................................................   10
    Portfolio Turnover ....................................................   10
    When-Issued and Forward Commitment
      Agreements ..........................................................   10
    Interest Rate Futures Contracts and
      Options Thereon .....................................................   10
    Short-Term Instruments ................................................   11
    Securities Lending ....................................................   11
    Other Techniques ......................................................   11
Performance Advertising ...................................................   11


HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments ..............................................   13
Investing in American Century .............................................   13
How to Open an Account ....................................................   13
        By Mail ...........................................................   13
        By Wire ...........................................................   13
        By Exchange .......................................................   14
        In Person .........................................................   14
    Subsequent Investments ................................................   14
         By Mail ..........................................................   14
         By Telephone .....................................................   14
         By Online Access .................................................   14
         By Wire ..........................................................   14
         In Person ........................................................   14
    Automatic Investment Plan .............................................   14
How to Exchange from One Account
  to Another ..............................................................   14
         By Mail ..........................................................   15
         By Telephone .....................................................   15
         By Online Access .................................................   15
How to Redeem Shares ......................................................   15
         By Mail ..........................................................   15
         By Telephone .....................................................   15
         By Check-A-Month .................................................   15
         Other Automatic Redemptions ......................................   15
    Redemption Proceeds ...................................................   15
         By Check .........................................................   15
         By Wire and ACH ..................................................   15
    Redemption of Shares
      in Low-Balance Accounts .............................................   16
Signature Guarantee .......................................................   16
Special Shareholder Services ..............................................   16
         Automated Information Line .......................................   16
         Online Account Access ............................................   16
         Open Order Service ...............................................   16
         Tax-Qualified Retirement Plans ...................................   17
Important Policies Regarding Your Investments .............................   17
Reports to Shareholders ...................................................   18
Employer-Sponsored Retirement Plans
  and Institutional Accounts ..............................................   18

ADDITIONAL INFORMATION YOU SHOULD KNOW


Share Price ...............................................................   19
    When Share Price Is Determined ........................................   19
    How Share Price Is Determined .........................................   19
    Where to Find Information About Share Price ...........................   20
Distributions .............................................................   20
Taxes .....................................................................   20
    Tax-Deferred Accounts .................................................   20
    Taxable Accounts ......................................................   20
Management ................................................................   21
    Investment Management .................................................   21
    Code of Ethics ........................................................   23
    Transfer and Administrative Services ..................................   23
Year 2000 Issues ..........................................................   23
Distribution of Fund Shares ...............................................   24
Further Information About American Century ................................   24



PROSPECTUS                                        TABLE OF CONTENTS       3


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                               International
                                                                   Bond

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases .........................  none
Maximum Sales Load Imposed on Reinvested Dividends ..............  none
Deferred Sales Load .............................................  none
Redemption Fee(1) ...............................................  none
Exchange Fee ....................................................  none

ANNUAL FUND OPERATING EXPENSES:
(as a percentage of net assets)

Management Fees(2) ..............................................  0.84%
12b-1 Fees ......................................................  none
Other Expenses ..................................................  0.03%
Total Fund Operating Expenses ...................................  0.87%

EXAMPLE:

You would pay the following expenses on a                1 year    $  9
$1,000 investment, assuming a 5% annual return and      3 years      28
redemption at the end of each time period:              5 years      48
                                                       10 years     107
----------
(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.


(2) A portion of the management fee may be paid by American Century Investment Management, Inc. to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager. See "Management - Transfer and Administrative Services," page 23.

    The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.


    NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


    The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The fund offers one other class of shares, primarily to institutional investors, that has a different fee structure than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for those classes. For additional information about the various classes, see "Further Information About American Century," page 24.


4    TRANSACTION AND OPERATING EXPENSE TABLE      AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS
                              INTERNATIONAL BOND

  The Financial Highlights for the year ended December 31, 1997, have been audited by Coopers & Lybrand L.L.P., independent accountants whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the periods ended on or before December 31, 1996, have been audited by other independent accountants. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended
December 31, except as noted.

                                               1997         1996           1995          1994          1993         1992(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period ........................  $11.79       $11.95         $10.36        $10.82        $10.01        $10.00
                                             --------     --------       --------      --------      --------      --------
Income From Investment Operations

  Net Investment Income ....................   0.65         0.69           0.61          0.78          0.69          0.79

  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions ........  (1.34)        0.03           1.88         (0.63)         0.49          0.38
                                             --------     --------       --------      --------      --------      --------
  Total From Investment Operations .........  (0.69)        0.72           2.49          0.15          1.18          1.17
                                             --------     --------       --------      --------      --------      --------
Distributions

  From Net Investment Income ...............  (0.04)       (0.71)         (0.90)        (0.60)        (0.37)        (0.66)

  In Excess of Net Investment Income .......    --         (0.02)           --            --            --            --

  From Net Realized Gains on
  Investment Transactions ..................  (0.14)       (0.15)           --          (0.01)          --          (0.50)
                                             --------     --------       --------      --------      --------      --------
  Total Distributions ......................  (0.18)       (0.88)         (0.90)        (0.61)        (0.37)        (1.16)
                                             --------     --------       --------      --------      --------      --------
Net Asset Value, End of Period .............  $10.92       $11.79         $11.95        $10.36        $10.82        $10.01
                                             ========     ========       ========      ========      ========      ========
  TOTAL RETURN(2) ..........................  (5.88)%       6.38%         24.40%         1.52%        11.79%         7.08%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ......................   0.84%        0.83%          0.82%         0.86%         0.85%       0.51%(3)

Ratio of Net Investment Income
to Average Net Assets ......................   4.82%        5.48%          6.14%         6.09%         6.27%       7.59%(3)

Portfolio Turnover Rate ....................   163%         242%           167%          166%          310%          252%

Net Assets, End of Period (in thousands) ... $165,731     $252,456       $252,247      $194,301      $355,615      $337,043
----------

(1) January 7, 1992 (inception) through December 31, 1992.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions,  if any. Total returns for periods less than one year are not annualized.

(3) Annualized.


PROSPECTUS                                         FINANCIAL HIGHLIGHTS       5


                        INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

    The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

    For an explanation of the securities ratings referred to in the following discussion, see "Other Information" in the Statement of Additional Information.

INVESTMENT OBJECTIVE

    The fund seeks to provide high current income and capital appreciation by investing in high-quality, nondollar-denominated government and corporate debt securities outside the United States. There is no assurance that the fund will achieve its investment objective. The fund is a "non-diversified company" as defined in the Investment Company Act of 1940 (the "Investment Company Act"), which means that the proportion of the fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act.

    The fund may be appropriate for U.S. investors who:

    * Want to protect their income against a decline in the purchasing power of the U.S. dollar relative to that of foreign currencies.

    * Want to diversify their investments beyond U.S. dollar-denominated securities and interest rate exposure.

    As market conditions change (i.e., interest rate, political, and economic changes occur), the fund's value will vary. The fund's performance will be affected by currency values, foreign economies, and other foreign investment factors.

INTERNATIONAL SUBADVISOR

    J.P. Morgan Investment Management Inc. (JPMIM) is the fund's subadvisor and is responsible for its day-to-day operations. JPMIM is headquartered in New York and maintains offices in most of the world's financial centers, including London and Frankfurt.

INVESTMENT STRATEGY

    JPMIM selects the fund's investments by using a combination of fundamental research and bond and currency valuation models. The following is a brief summary of factors considered by JPMIM in selecting the fund's investments:

    * ECONOMIC/POLITICAL FUNDAMENTALS: JPMIM evaluates each country's economic climate and political discipline for controlling deficits and inflation.

    * EXPECTED RETURN: Using economic forecasts, JPMIM projects the expected return for each country.

    *   RELATIVE   VALUE:   By  contrasting   expected  risks  and  returns  for
        investments in each country, JPMIM selects those countries expected to produce the best return at reasonable risk.

    The fund's investments may include but shall not be limited to: (1) Debt obligations issued or guaranteed by (a) a foreign sovereign government or one of its agencies, authorities, instrumentalities or political subdivisions including a foreign state, province or municipality, and (b) supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Community; (2) Debt obligations of (a) foreign banks and bank holding companies, and (b) domestic banks and corporations issued in foreign currencies; and (3) Foreign corporate debt securities and commercial paper. All of these investments must satisfy the credit quality standards (i.e., "AA" or higher) established by the Trustees of the fund.


6      INFORMATION REGARDING THE FUND           AMERICAN CENTURY INVESTMENTS


    Such securities may take a variety of forms including those issued in the local currency of the issuer, Euro bonds, and bonds denominated in the European currencies or ECUs. ECUs are a composite currency consisting of fixed amounts of currency of European Economic Community member countries. Normally, the fund will only purchase bonds denominated in foreign currencies.

PORTFOLIO COMPOSITION

    Under normal market conditions, the fund will invest at least 65% of its total assets in bonds issued or guaranteed by foreign governments or their agencies and by foreign authorities, provinces and municipalities. The fund may invest up to 35% of its total assets in high-quality (i.e., rated "AA" or higher) foreign corporate debt securities.


    The fund's credit quality requirements effectively limit the countries in which the fund may invest. As of the date of this Prospectus, the fund expects to invest in the securities of issuers located in and governments of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Japan, Liechtenstein, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan, and United Kingdom. To limit the possibility that the fund will become unduly concentrated in Japan, the fund currently limits its investment in issuers located in Japan to no more than 15% of total assets.


CURRENCY MANAGEMENT

    The rate of exchange between U.S. dollars and foreign currencies fluctuates, which results in gains and losses to the fund. Even if the fund's foreign security holdings perform well, an increase in the value of the dollar relative to the currencies in which portfolio securities are denominated can offset net investment income.

    Because the fund is designed for U.S. investors seeking currency and interest rate diversification, JPMIM limits its use of hedging strategies intended to minimize the effect of currency fluctuations. Although hedging strategies (if they are successful) reduce exchange rate risk, they also reduce the potential for share price appreciation when foreign currencies increase in value relative to the U.S. dollar.

    When JPMIM considers the U.S. dollar to be attractive relative to foreign currencies, as much as 25% of the fund's total assets may be hedged into dollars. For temporary defensive purposes and under extraordinary circumstances (such as significant political events), more than 25% of the fund's total assets may be hedged in this manner.


    In managing the fund's currency exposure, JPMIM will buy and sell foreign currencies regularly, either in the spot (i.e., cash) market or the forward market. Forward foreign currency exchange contracts ("forward contracts") are individually negotiated and privately traded between currency traders (usually large commercial banks) and their customers. In most cases, no deposit requirements exist, and these contracts are traded at a net price without commission. Forward contracts involve an obligation to purchase or sell a specific currency at an agreed-upon price on a future date. Most contracts expire in less than one year. The fund may also use futures and options for currency management purposes. For more information on futures and options, please see "Interest Rate Futures Contracts and Options Thereon" on page 10.


RISK FACTORS

INVESTING IN FOREIGN SECURITIES

    Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies. As with any investment in securities, the value of an investment in the fund can decrease as well as increase, depending upon a variety of factors which may affect the values and income generated by the fund's portfolio securities. Investments in the fund should not be considered a complete investment program and may not be appropriate for an individual with limited investment resources or who is unable to tolerate fluctuations in the value of the investment. Potential investors should carefully consider the following factors:

    Currency Risk. The value of the foreign investments held by the fund may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against


PROSPECTUS                              INFORMATION REGARDING THE FUND     7


such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluations and political developments.

    Political and Economic Risk. The economies of many of the countries in which the fund invests are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the fund may encounter difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

    Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the fund may be reduced by a withholding tax at the source which would reduce dividend income payable to shareholders. See "Taxes," page 20.

    Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the fund invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations.

    Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the fund are uninvested and no return is earned thereon. The inability of the fund to make intended security purchases due to clearance and settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.


EUROPEAN CURRENCY UNIFICATION

    Many European countries are about to adopt a single European currency, the euro. Once it has been determined which countries will participate in the Economic and Monetary Union (EMU), the euro will become legal tender in these countries effective January 1, 1999. The countries currently participating in the EMU are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Portugal and Spain. The notable countries missing from the new unified currency are Great Britain, Denmark and Sweden. A new European Central Bank (ECB) will be created to manage the monetary policy of the new unified region. On the same day, the exchange rates will be irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

    This change is likely to significantly impact the European capital markets in which the fund invests. The biggest changes will be the additional risks that the fund will face in pursuing its investment objective. All of the risks described below may increase the fund's share price volatility.

UNCERTAINTIES AS UNIFICATION NEARS

    Taxes. The IRS has not determined the proper tax treatment of the currency conversion, particularly whether the conversion to the new currency will result in recognition of gain or loss. There is a risk that the fund's distribution of income will be impacted by these tax uncertainties. For example,


8     INFORMATION REGARDING THE FUND           AMERICAN CENTURY INVESTMENTS


recognition of gain or loss on the conversion could result in distributions from the fund of income for which no cash has been received.

    Volatility of Currency Exchange Rates. Exchange rates between the U.S. dollar and European currencies (particularly the German mark) will likely become more volatile and unstable, particularly between now and January 1, 1999.

    Capital Market Reaction. Uncertainty in the lead-up to introduction of the euro may lead to a shift by institutional money managers away from European currencies and into Swiss francs, U.S. dollars or Japanese yen. This reaction may make markets less liquid and thus more difficult for the fund to pursue its investment strategy.

    Conversion Costs. European issuers of securities in which the fund invests, particularly those that deal in goods and services, may face substantial conversion costs. These costs may not be accurately anticipated and therefore present another risk factor that may affect issuer profitability and creditworthiness.

    Potential for Delay. Despite all of the preparations by the participating European countries, it is still possible that currency unification may be delayed from its January 1, 1999, implementation date. Such a delay could introduce still more risks, since uncertainty would be increased and there would be economic costs to unwind some of the infrastructure created in anticipation of the unification.

    Treatment of European Currency Units. The ECU is the currency basket used as the unit of account by the European Community. While it is not a currency, it is treated like one by capital markets for settlement purposes. When the new European currency is introduced, the value of the ECU will become fixed. Because the treatment of ECU in some financial contracts is not uniform, their value may be altered by the event.

    Lack of European Unanimity. Because some European countries will not be participants in the euro, there could be greater volatility in the exchange rate between these nonparticipating countries and new unified currency. While this risk is particularly high between now and the effective date of currency unification, it could also remain during the initial periods after unification.

UNCERTAINTIES AFTER UNIFICATION OF CURRENCY

    Contract Continuity. Some financial contracts may become unenforceable when the currencies are unified. These financial contracts may include bank loan agreements, master agreements for swaps and other derivatives, master agreements for foreign exchange and currency option transactions and debt securities. The risk of unenforceability may arise in a number of ways: For example, a contract used to hedge against exchange-rate volatility between two EU currencies will become "fixed," rather than "variable," as part of the conversion since the currencies have, in effect, disappeared for exchange purposes.

    The European Council and the State of New York have enacted laws and regulations designed to ensure that financial contracts will continue to be enforceable after conversion. There is no guarantee, however, that these laws will be completely effective in preventing disputes from arising. Disputes and litigation over these contract issues could negatively impact the fund's portfolio holdings and may create uncertainties in the valuation of financial contracts the fund holds.

    ECB Policymaking. As the ECB and European market participants search for a common understanding of policy targets and instruments, interest rates and exchange rates could become more volatile.


CREDIT QUALITY

    Under normal circumstances, the fund invests exclusively in securities of issuers rated high quality, nondollar-denominated government and corporate debt securities outside the United States. "High quality" means that the security must be rated AA or higher, at the time of purchase, by a nationally recognized statistical rating agency or considered by JPMIM to be of comparable quality. If a rating agency downgrades a security held by the fund or judges a security to be less than AA quality, the security would be sold as quickly as possible without unnecessarily destabilizing the fund's share price or yield.

DOLLAR-WEIGHTED AVERAGE MATURITY


    The manager expects the fund's dollar-weighted average portfolio maturity to range from two to ten years.



PROSPECTUS                           INFORMATION REGARDING THE FUND       9


OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

    For additional information regarding the investment practices of the fund, see the Statement of Additional Information.

PORTFOLIO TURNOVER


    The portfolio turnover rates of the fund are shown in the financial information of this Prospectus.


    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it or JPMIM determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be accurately predicted.


    The portfolio turnover of the fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly higher transaction costs that the fund pays directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by the fund since short-term capital gains are taxable as ordinary income.


    Transaction costs are normally higher for foreign securities than for U.S securities; therefore, the fund's anticipated portfolio turnover rate may have a larger negative impact on total return than it would if the fund invested primarily or exclusively in U.S. securities.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS


    The fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis when, in the opinion of the manager, such purchases will further the investment objective of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occurs 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or appropriate liquid assets in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.


INTEREST RATE FUTURES CONTRACTS AND OPTIONS THEREON


    The fund may buy or sell interest rate futures contracts relating to debt securities ("debt futures," i.e., futures relating to indices on types or groups of bonds) and write or buy put and call options relating to interest rate futures contracts.


    For options sold, the fund will segregate cash or appropriate liquid assets including equity securities and debt securities of any grade equal to the value of securities underlying the option unless the option is otherwise covered.

    The fund will deposit cash or appropriate liquid assets in a segregated custodial account in an amount equal to the fluctuating market value of long futures contracts it has purchased, less any margin deposited on its long position. It may hold cash or acquire such debt obligations for the purpose of making these deposits.

    The fund may use futures and options transactions to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index.


    Since futures contracts and options thereon can replicate movements in the cash markets for the securities in which the fund invests without the large cash investments required for dealing in such markets, they may subject the fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (1) the offsetting correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the futures contract or option may be imperfect; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need of additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the securities being hedged. Such equal price changes



10     INFORMATION REGARDING THE FUND          AMERICAN CENTURY INVESTMENTS


are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged.


    The manager will attempt to create a closely correlated hedge but hedging activities may not be completely successful in eliminating market value fluctuation. The ordinary spreads between prices in the cash and futures markets, due to the differences in the nature of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rate trends by the manager may still not result in a successful transaction. The manager may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.


    See the Statement of Additional Information for further information about these instruments and their risks.

SHORT-TERM INSTRUMENTS

    For liquidity purposes, the fund may invest in high-quality money market instruments with remaining maturities of one year or less. Such instruments may include nondollar-denominated obligations of foreign governments, foreign government agencies, and supranational organizations, as well as high-quality certificates of deposit.

    The fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers that are deemed to present minimal credit risk. Credit risk determinations are made by the manager pursuant to guidelines established by the Board of Trustees. A repurchase agreement involves the purchase of a security and a simultaneous agreement to sell the security back to the seller at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.


    The fund may invest up to 5% of its total assets in any money market fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions. The fund's total investment in money market funds may not exceed 10% of its total assets.


SECURITIES LENDING

    In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. This practice could result in a loss or a delay in recovering the fund's securities.

    The fund may not lend any security or make any other loan if, as a result, more than 33(1)/(3)% of the fund's total assets would be lent to other parties in the manner described above.

OTHER TECHNIQUES

    JPMIM may buy other types of securities or employ other portfolio management techniques on behalf of the fund. When SEC guidelines require it to do so, the fund will set aside cash or appropriate liquid assets in a segregated account to cover its obligations. See the Statement of Additional Information for a more detailed discussion of these investments and some of the risks associated with them.

PERFORMANCE ADVERTISING

    From time to time, the fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield and effective yield. Performance data may be quoted separately for the Investor Class and for the other class offered by the fund.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total


PROSPECTUS                              INFORMATION REGARDING THE FUND     11


return over the same period if the fund's performance had remained constant throughout.

    A quotation of yield reflects the fund's income over a stated period expressed as a percentage of the fund's share price. The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

    Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

    Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.

    The fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance. Fund performance may also be compared, on a relative basis, to the other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

    All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


12      INFORMATION REGARDING THE FUND         AMERICAN CENTURY INVESTMENTS


                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

    The fund offered by this Prospectus is a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.


    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.


INVESTING IN AMERICAN CENTURY

    The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 18.

HOW TO OPEN AN ACCOUNT

    To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

    The minimum investment is $2,500 ($1,000 for IRA accounts). The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

    Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

    You may invest in the following ways:

BY MAIL

    Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

    You may make your initial  investment by wiring funds.  To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

*  RECEIVING BANK AND ROUTING NUMBER:
   Commerce Bank, N.A. (101000019)

*  BENEFICIARY (BNF):
   American Century Services Corporation
   4500 Main St., Kansas City, Missouri 64111

*  BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
   2804918


*  REFERENCE FOR BENEFICIARY (RFB):
   American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information on next page.


*  ORIGINATOR TO BENEFICIARY (OBI):
   Name and address of owner of account into which you are investing.


PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       13


*  BANK TO BANK INFORMATION
   (BBI OR FREE FORM TEXT):

    * Taxpayer identification or Social Security number

    * If more than one account, account numbers and amount to be invested in each account.


    * Current tax year, previous tax year or rollover designation if an IRA. Specify whether traditional IRA, Roth IRA, Education IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.


BY EXCHANGE

    Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON

    If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

    4500 Main Street
    Kansas City, Missouri 64111

    4917 Town Center Drive
    Leawood, Kansas 66211

    1665 Charleston Road
    Mountain View, California 94043

    2000 S. Colorado Blvd.
    Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

    Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the investment slip portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL


    When making subsequent investments, enclose your check with the investment slip portion of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)


BY TELEPHONE

    Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

    Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

    You may make subsequent investments by wire. Follow the wire transfer instructions on page 13 and indicate your account number.

IN PERSON


    You may make subsequent investments in person at one of our Investor Centers. The locations of our Investor Centers are listed on this page.


AUTOMATIC INVESTMENT PLAN

    You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

    As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed the same day it is received if it is received before the fund's net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the


14 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


funds issued by American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price Is Determined," page 19.

    For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

BY MAIL

    You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

    You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line--see page 16) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

BY ONLINE ACCESS

    You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

    We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

    Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W-4P and a reason for withdrawal as specified by the IRS.

BY MAIL

    Your written instructions to redeem shares may be made either by a redemption form, which we will send to you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 16.

BY TELEPHONE

    If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

    If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call to request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

    If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds directly to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

    Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

    Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

    Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

    You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

    Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank


PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS   15


wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

    Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you of the necessity to bring the value of the shares held in the account up to the minimum. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE

    To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In-Writing-Only," a signature guarantee will be required when:

    *    redeeming more than $25,000; or

    * establishing or increasing a Check-A-Month or automatic transfer on an existing account.

    You may obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

    For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

    We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

    We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

    Our special shareholder services include:

AUTOMATED INFORMATION LINE

    We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS


    You may contact us 24 hours a day, seven days a week at www.americancentury.com to access your funds' daily share price, receive updates on major market indices and view historical performance of your funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.


OPEN ORDER SERVICE

    Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

    If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on


16 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

    Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

    The fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

    *   Individual Retirement Accounts (IRAs);

    * 403(b) plans for employees of public school systems and non-profit organizations; or

    * Profit sharing plans and pension plans for corporations and other employers.

    If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

    You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

    Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

  (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

  (2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

  (3) Shares being acquired must be qualified for sale in your state of residence.

  (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

  (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

  (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

  (7)    All   signatures   should  be  exactly  as  the  name  appears  in  the
         registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

  (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

  (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us


PROSPECTUS               HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS     17


         for failure to report your correct taxpayer identification number on information reports.

  (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

    At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

    With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transactions. See the Investor Services Guide for more detail.

    Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

    No later than January 31st of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

    Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND
INSTITUTIONAL ACCOUNTS

    Information   contained  in  our  Investor   Services   Guide   pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

    If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

    You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.


18 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED


    The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except the funds issued by American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.


    Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares of a fund received by us or one of our agents before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on the next day the Exchange is open.


    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.


    Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.


    Investment and transaction instructions received by us on any business day by mail before the time as of which the net asset value is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.


    If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangement with the fund or the fund's distributor in order for you to receive that day's price.


    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.


HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:


    The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.



PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       19


    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

    The net asset values of the Investor Class of the funds are published in leading newspapers daily. The net asset values, as well as yield information on the fund and all other funds in the American Century family of funds, may be obtained by calling us or by accessing our Web site at www.americancentury.com.

DISTRIBUTIONS


    The fund expects to declare and pay distributions from net investment income quarterly, although it may elect not to do so in any given quarter. The fund may forego a dividend if, for example, net currency losses exceed investment income. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. Note: When describing "distributions" in this Prospectus,
"distributions"   has  the  meaning  of  income  and  realized  securities  gain distributions. This fund does not intend to make return of capital (ROC) distributions.

    You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price Is Determined," page 19. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed, the distribution on the redeemed shares will be included with your redemption proceeds.

    Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

    A distribution does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.


    Because undistributed gains and dividends are included in the value of your shares prior to distribution, when they are distributed the value of your shares will be reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

    The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

    If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

    Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as


20    ADDITIONAL INFORMATION YOU SHOULD KNOW     AMERICAN CENTURY INVESTMENTS



ordinary income, except as described below. The dividends from net income of the fund do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income. Distributions from gains on assets held greater than 12 months, but no more than 18 months (28% Rate Gain) and/or assets held greater than 18 months (20% Rate Gain) are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain (28% and/or 20% Rate Gain) to you with respect to such shares.

    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% Rate Gain).


    In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

    Distributions may also be subject to state and local taxes, even if all or a substantial part of such distribution are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when the fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    If you have not complied with certain provisions of the Internal Revenue Code, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.


    Redemption of shares of the fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be considered long-term subject to tax at a maximum rate of 28% (28% Rate Gain/Loss) if shareholders have held such shares for a period of more than 12 months, but no more than 18 months and long-term subject to tax at a maximum rate of 20%, minimum of 10% (20% Rate Gain/Loss) if shareholders have held such shares for a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.


MANAGEMENT

INVESTMENT MANAGEMENT


    The American Century-Benham International Bond Fund, formerly known as "American Century-Benham European Government Bond Fund," is the sole nondiversified open-end series of the American Century International Bond Funds (the "Trust"). Organized as a Massachusetts business trust on August 28, 1991, under the laws of the Commonwealth of Massachusetts, the Board of Trustees is



PROSPECTUS                  ADDITIONAL INFORMATION YOU SHOULD KNOW     21



responsible for managing the business and affairs of the Trust. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.


    The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.


    The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to supervise the management of the fund's assets.

    JPMIM is the fund's investment subadvisor. JPMIM is a leading manager of pension funds, institutional accounts, and private accounts, with approximately $200 billion in assets under management. JPMIM makes investment decisions for the fund in accordance with the fund's investment objective, policies, and restrictions under the supervision of the manager and the Board of Trustees. JPMIM is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated.


    The portfolio manager members of the teams managing the fund described in this Prospectus and their work experience for the last five years are listed as follows:


    DETLER SCHLICHTER, Vice President, is a fixed income Senior Portfolio Manager. He joined J.P. Morgan & Co., Frankfurt in 1990; he has worked at JPMIM London as a Portfolio Manager since April of 1996. Mr. Schlichter holds a Bachelors degree and Master's degree from the University of Bochum.


    DOMINIC PEGLER, Vice President, is a fixed income Portfolio Manager. He joined JPMIM London in 1996 after seven years at the Bank of England, serving as an economist and in the Reserves Management Department, managing the UK's foreign exchange reserves. His time at the Bank included a two-year term with the Directorate of Monetary Affairs. Mr. Pegler holds a Bachelor's degree and Master's degree in Economics from the London School of Economics.


    DAVID SCHROEDER, Vice President, oversees JPMIM's management of the fund and has done so since June 1997. Mr. Schroeder is also on the teams that manage American Century-Benham Inflation-Adjusted Treasury Fund, American Century-Benham Intermediate-Term Treasury Fund, American Century-Benham Long-Term Treasury Fund, and the series of American Century Target Maturities Trust. Mr. Schroeder joined the manager in 1990 as a Portfolio Manager and serves as the group leader of the portfolio management teams which manage American Century's U.S. government and international bond funds.

    For subadvisory services, the manager pays JPMIM a monthly fee at the annual rate of 0.20% of average daily net assets up to $200 million and 0.15% of average daily net assets in excess of $200 million. For the fiscal year ended December 31, 1997, the manager paid JPMIM subadvisory fees equal to 0.19% of the fund's average daily net assets.


    The activities of the manager are subject only to directions of the fund's Board of Trustees. The manager pays all the expenses of the fund except brokerage, taxes, portfolio insurance, interest, fees and expenses of the non-interested person Trustees (including counsel fees) and extraordinary expenses.

    For the services provided to the fund, the manager receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the bond funds managed by the manager (the "Investment Category Fee"). Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the manager (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the manager. Currently, the Investment Category Fee for the fund is an annual rate of 0.54% of the average net assets of the fund. The Complex Fee is currently an annual rate of 0.30% of the average net assets of the fund. Further information about the calculation of the annual management fee is contained in the Statement of Additional Information.

    On the first business day of each month, the fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable


22    ADDITIONAL INFORMATION YOU SHOULD KNOW     AMERICAN CENTURY INVESTMENTS


fee for the fund by the aggregate average daily closing value of the fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

    The Trust and the manager have adopted a Code of Ethics which restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the fund shareholders come before the interests of the people who manage the fund.

TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund and is paid for such services by the manager.


    Pursuant  to  a  Sub-Administration   Agreement  with  the  manager,   Funds
Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager out of its management fee.

    Although there is no sales charge levied by the fund, transactions in shares of the fund may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the fund or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager or its affiliates.

    The manager and the transfer agent are both wholly-owned by American Century Companies, Inc. (ACC). James E. Stowers Jr., Chairman of the Board of Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.

YEAR 2000 ISSUES

    Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. The fund depends upon the computer systems of various service providers, including the transfer agent, for its day-to-day operations. Inadequate remediation of the Year 2000 problem by these service providers and others with whom they interact could have an adverse effect on the fund's operations, including pricing, securities trading and settlement, and the provision of shareholder services. The transfer agent has assembled a team of information technology professionals who are taking steps to address Year 2000 issues with respect to its own computers and to obtain satisfactory assurances that comparable steps are being taken by the fund's other major service providers and vendors. The key phases of the remediation plan include: an inventory of all internal systems, vendor products and services and data providers (substantially completed in 1997); an assessment of all systems for date reliance and the impact of the century rollover on each (substantially completed with respect to critical systems in early 1998); and the renovation and testing of affected systems (targeted for completion with respect to critical systems by the end of 1998). The manager will pay for the remediation effort with revenues from its management fee, so that the fund will not directly bear any of the cost. In light of these remediation efforts, the fund does not anticipate a material adverse impact on its business, operations or financial condition relating to Year 2000 issues.



PROSPECTUS                    ADDITIONAL INFORMATION YOU SHOULD KNOW      23



However, there can be no assurance that the remediation plan will be sufficient and timely or that interaction with other noncomplying computer systems will not have a material adverse effect on the fund's business, operations or financial condition.


DISTRIBUTION OF FUND SHARES


    The fund's shares are distributed by FDI, a registered broker-dealer (the "Distributor"). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

    Investors may open accounts with American Century only through the Distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.

    The manager (or an affiliate) pays all expenses incurred in promoting and distributing the Investor Class of fund shares offered by this Prospectus. The Investor Class of shares does not pay any commissions or sales loads to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.


FURTHER INFORMATION ABOUT AMERICAN CENTURY


    The Trust is an open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Trustees.


    The principal office of the Trust is American Century Tower, 4500 Main Street, P. O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls: 816-531-5575).

    The fund is an individual series of the Trust which issues shares with no par value. Each series is commonly referred to as a fund. Currently, the fund is the only existing series of the Trust. In the event that additional series of the Trust are created, the assets belonging to each series of shares are held separately by the custodian and in effect each series is a separate fund.

    American Century International Bond Funds offers two classes of the fund offered by this Prospectus: an Investor Class and an Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front charges, commissions or 12b-1 fees.

    The Advisor Class of shares is primarily offered to institutional investors or through institutional distributions channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. This other class has different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Advisor Class of shares not offered by this Prospectus, call one of our Investor Services Representatives at 1-800-345-2021.

    Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, and (d) each class may have different exchange privileges.

    Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of Trustees can elect all of the Trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

    Unless required by the Investment Company Act, it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders


24    ADDITIONAL INFORMATION YOU SHOULD KNOW     AMERICAN CENTURY INVESTMENTS


may not vote each year on the election of Trustees or the appointment of auditors. However, pursuant to the Trust's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the Trust hold a special meeting of shareholders. The Trust will assist in the communication with other shareholders.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

    THIS PROSPECTUS CONSTITUTES AN OFFER TO SELL SECURITIES OF THE FUND ONLY IN THOSE STATES WHERE THE FUND'S SHARES HAVE BEEN REGISTERED OR OTHERWISE QUALIFIED FOR SALE. THE FUND WILL NOT ACCEPT APPLICATIONS FROM PERSONS RESIDING IN STATES WHERE THE FUND'S SHARES ARE NOT REGISTERED.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       25


P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-444-3485

FAX: 816-340-7962


www.americancentury.com


                        [american century logo (reg.sm)]
                                    American
                                Century(reg.tm)


9805           [recycled logo]
SH-BKT-11965      Recycled

                                   PROSPECTUS

                        [american century logo (reg.sm)]
                                    American
                                Century(reg.tm)


                                  MAY 1, 1998


                                    BENHAM
                                 GROUP(reg.tm)

                              International Bond

ADVISOR CLASS


                         AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


                          AMERICAN CENTURY INVESTMENTS
-------------------------------------------------------------------------------
        Benham                American Century          Twentieth Century
        Group                      Group                      Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------
  International Bond


                                  PROSPECTUS
                                  MAY 1, 1998


                              International Bond

                                 ADVISOR CLASS

                   AMERICAN CENTURY INTERNATIONAL BOND FUNDS


    American  Century  International  Bond Funds are a part of American  Century
Investments, a family of funds that includes nearly 70 no-load and low-load mutual funds covering a variety of investment opportunities. One of the funds from our Benham Group that invests in the highest-quality nondollar-denominated government and corporate debt securities is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.


    The fund's shares offered in this Prospectus (the Advisor Class shares) are sold at their net asset value with no sales charges or commissions. The Advisor Class shares are subject to a Rule 12b-1 shareholder services fee and distribution fee as described in this Prospectus.

    The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.


    This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated May 1, 1998, and filed with the Securities and Exchange Commission (SEC). It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street * P.O. Box 419385
                Kansas City, Missouri 64141-6385 * 1-800-345-3533
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-345-1833 * In Missouri: 816-444-3038
                             www.americancentury.com


    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).


    AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                  1


                       INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY -- BENHAM INTERNATIONAL
BOND FUND

    The fund seeks to provide high current income and capital appreciation by investing in high-quality, nondollar-denominated government and corporate debt securities outside the United States. Prior to October 1, 1997, the fund was known as "American Century- Benham European Government Bond Fund" and its investment objective was "to seek over the long term as high a level of total return as is consistent with investment in the highest-quality European government debt securities."

  There is no assurance that the fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2      INVESTMENT OBJECTIVE                   AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS

Investment Objective of the Fund ..........................................    2
Transaction and Operating Expense Table ...................................    4
Performance Information of Other Class ....................................    5

INFORMATION REGARDING THE FUND


Investment Policies of the Fund ...........................................    6
    Investment Objective ..................................................    6
    International Subadvisor ..............................................    6
    Investment Strategy ...................................................    6
    Portfolio Composition .................................................    7
    Currency Management ...................................................    7
Risk Factors ..............................................................    7
    Investing in Foreign Securities .......................................    7
    European Currency Unification .........................................    8
    Credit Quality ........................................................    9
    Dollar-Weighted Average Maturity ......................................    9
Other Investment Practices, Their Characteristics
  and Risks ...............................................................   10
    Portfolio Turnover ....................................................   10
    When-Issued and Forward Commitment
        Agreements ........................................................   10
    Interest Rate Futures Contracts and
        Options Thereon ...................................................   10
    Short-Term Instruments ................................................   11
    Securities Lending ....................................................   11
    Other Techniques ......................................................   11
Performance Advertising ...................................................   11


HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

How to Purchase
  and Sell American Century Funds .........................................   13
How to Exchange from
  One American Century Fund to Another ....................................   13
How to Redeem Shares ......................................................   13
Telephone Services ........................................................   13
    Investors Line ........................................................   13

ADDITIONAL INFORMATION YOU SHOULD KNOW


Share Price ...............................................................   14
    When Share Price Is Determined ........................................   14
    How Share Price Is Determined .........................................   14
    Where to Find Information About Share Price ...........................   15
Distributions .............................................................   15
Taxes .....................................................................   15
    Tax-Deferred Accounts .................................................   15
    Taxable Accounts ......................................................   15
Management ................................................................   16
    Investment Management .................................................   16
    Code of Ethics ........................................................   18
    Transfer and Administrative Services ..................................   18
Year 2000 Issues ..........................................................   18
Distribution of Fund Shares ...............................................   19
    Service and Distribution Fees .........................................   19
Further Information About American Century ................................   19



PROSPECTUS                                          TABLE OF CONTENTS       3


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                                 International
                                                                      Bond

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases ...........................   none
Maximum Sales Load Imposed on Reinvested Dividends ................   none
Deferred Sales Load ...............................................   none
Redemption Fee ....................................................   none
Exchange Fee ......................................................   none

ANNUAL FUND OPERATING EXPENSES:
(as a percentage of net assets)

Management Fees(1) ................................................  0.59%
12b-1 Fees(2) .....................................................  0.50%
Other Expenses ....................................................  0.03%
Total Fund Operating Expenses .....................................  1.12%

EXAMPLE:

You would pay the following expenses on a                  1 year    $  11
$1,000 investment, assuming a 5% annual return and        3 years       36
redemption at the end of each time period:                5 years       62
                                                         10 years      136


(1) A portion of the management fee may be paid by American Century Investment Management, Inc. to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager. See "Management - Transfer and Administrative Services," page 18.

(2) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page 19.

    The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.


    NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


    The shares offered by this Prospectus are Advisor Class shares. The fund offers one other class of shares, primarily to retail investors, that has a different fee structure than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for those classes. For additional information about the various classes, see "Further Information About American Century," page 19.


4    TRANSACTION AND OPERATING EXPENSE TABLE      AMERICAN CENTURY INVESTMENTS


                    PERFORMANCE INFORMATION OF OTHER CLASS
                              INTERNATIONAL BOND

  The Advisor Class of the fund was established October 1, 1997; however, no shares had been issued prior to the fund's fiscal year end. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor
Class been in existence for the time periods presented, the fund's performance results would be lower as a result of the additional expense.

  The performance information for the year ended December 31, 1997, has been audited by Coopers & Lybrand L.L.P., independent accountants whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The performance information for the periods ended on or before December 31, 1996, has been audited by other independent accountants. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended
December 31, except as noted.

                                              1997         1996           1995          1994          1993         1992(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period .......................  $11.79       $11.95         $10.36        $10.82        $10.01        $10.00
                                            --------     --------       --------      --------      --------      --------
Income From Investment Operations

  Net Investment Income ...................   0.65         0.69           0.61          0.78          0.69          0.79

  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions .......  (1.34)        0.03           1.88         (0.63)         0.49          0.38
                                            --------     --------       --------      --------      --------      --------
  Total From Investment Operations ........  (0.69)        0.72           2.49          0.15          1.18          1.17
                                            --------     --------       --------      --------      --------      --------
Distributions

  From Net Investment Income ..............  (0.04)       (0.71)         (0.90)        (0.60)        (0.37)        (0.66)

  In Excess of Net Investment Income ......    --         (0.02)           --            --            --            --

  From Net Realized Gains on
  Investment Transactions .................  (0.14)       (0.15)           --          (0.01)          --          (0.50)
                                            --------     --------       --------      --------      --------      --------
  Total Distributions .....................  (0.18)       (0.88)         (0.90)        (0.61)        (0.37)        (1.16)
                                            --------     --------       --------      --------      --------      --------
Net Asset Value, End of Period ............  $10.92       $11.79         $11.95        $10.36        $10.82        $10.01
                                            ========     ========       ========      ========      ========      ========
  TOTAL RETURN(2) .........................  (5.88)%       6.38%         24.40%         1.52%        11.79%         7.08%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets .....................   0.84%        0.83%          0.82%         0.86%         0.85%       0.51%(3)

Ratio of Net Investment Income
to Average Net Assets .....................   4.82%        5.48%          6.14%         6.09%         6.27%       7.59%(3)

Portfolio Turnover Rate ...................   163%         242%           167%          166%          310%          252%

Net Assets, End of Period (in thousands) .. $165,731     $252,456       $252,247      $194,301      $355,615      $337,043
----------

(1) January 7, 1992 (inception) through December 31, 1992.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions,  if any. Total returns for periods less than one year are not annualized.

(3) Annualized.


PROSPECTUS                      PERFORMANCE INFORMATION OF OTHER CLASS       5


                        INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

    The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

    For an explanation of the securities ratings referred to in the following discussion, see "Other Information" in the Statement of Additional Information.

INVESTMENT OBJECTIVE

    The fund seeks to provide high current income and capital appreciation by investing in high-quality, nondollar-denominated government and corporate debt securities outside the United States. There is no assurance that the fund will achieve its investment objective. The fund is a "non-diversified company" as defined in the Investment Company Act of 1940 (the "Investment Company Act"), which means that the proportion of the fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act.

    The fund may be appropriate for U.S. investors who:

    * Want to protect their income against a decline in the purchasing power of the U.S. dollar relative to that of foreign currencies.

    * Want to diversify their investments beyond U.S. dollar-denominated securities and interest rate exposure.

    As market conditions change (i.e., interest rate, political, and economic changes occur), the fund's value will vary. The fund's performance will be affected by currency values, foreign economies, and other foreign investment factors.

INTERNATIONAL SUBADVISOR

    J.P. Morgan Investment Management Inc. (JPMIM) is the fund's subadvisor and is responsible for its day-to-day operations. JPMIM is headquartered in New York and maintains offices in most of the world's financial centers, including London and Frankfurt.

INVESTMENT STRATEGY

    JPMIM selects the fund's investments by using a combination of fundamental research and bond and currency valuation models. The following is a brief summary of factors considered by JPMIM in selecting the fund's investments:

    * ECONOMIC/POLITICAL FUNDAMENTALS: JPMIM evaluates each country's economic climate and political discipline for controlling deficits and inflation.

    * EXPECTED RETURN: Using economic forecasts, JPMIM projects the expected return for each country.

    *   RELATIVE   VALUE:   By  contrasting   expected  risks  and  returns  for
        investments in each country, JPMIM selects those countries expected to produce the best return at reasonable risk.

    The fund's investments may include but shall not be limited to: (1) Debt obligations issued or guaranteed by (a) a foreign sovereign government or one of its agencies, authorities, instrumentalities or political subdivisions including a foreign state, province or municipality, and (b) supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Community; (2) Debt obligations of (a) foreign banks and bank holding companies, and (b) domestic banks and corporations issued in foreign currencies; and (3) Foreign corporate debt securities and commercial paper. All of these investments must satisfy the credit quality standards (i.e., "AA" or higher) established by the Trustees of the fund.


6     INFORMATION REGARDING THE FUND         AMERICAN CENTURY INVESTMENTS


    Such securities may take a variety of forms including those issued in the local currency of the issuer, Euro bonds, and bonds denominated in the European currencies or ECUs. ECUs are a composite currency consisting of fixed amounts of currency of European Economic Community member countries. Normally, the fund will only purchase bonds denominated in foreign currencies.

PORTFOLIO COMPOSITION

    Under normal market conditions, the fund will invest at least 65% of its total assets in bonds issued or guaranteed by foreign governments or their agencies and by foreign authorities, provinces and municipalities. The fund may invest up to 35% of its total assets in high-quality (i.e., rated "AA" or higher) foreign corporate debt securities.


    The fund's credit quality requirements effectively limit the countries in which the fund may invest. As of the date of this Prospectus, the fund expects to invest in the securities of issuers located in and governments of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Japan, Liechtenstein, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan, and United Kingdom. To limit the possibility that the fund will become unduly concentrated in Japan, the fund currently limits its investment in issuers located in Japan to no more than 15% of total assets.


CURRENCY MANAGEMENT

    The rate of exchange between U.S. dollars and foreign currencies fluctuates, which results in gains and losses to the fund. Even if the fund's foreign security holdings perform well, an increase in the value of the dollar relative to the currencies in which portfolio securities are denominated can offset net investment income.

    Because the fund is designed for U.S. investors seeking currency and interest rate diversification, JPMIM limits its use of hedging strategies intended to minimize the effect of currency fluctuations. Although hedging strategies (if they are successful) reduce exchange rate risk, they also reduce the potential for share price appreciation when foreign currencies increase in value relative to the U.S. dollar.

    When JPMIM considers the U.S. dollar to be attractive relative to foreign currencies, as much as 25% of the fund's total assets may be hedged into dollars. For temporary defensive purposes and under extraordinary circumstances (such as significant political events), more than 25% of the fund's total assets may be hedged in this manner.


    In managing the fund's currency exposure, JPMIM will buy and sell foreign currencies regularly, either in the spot (i.e., cash) market or the forward market. Forward foreign currency exchange contracts ("forward contracts") are individually negotiated and privately traded between currency traders (usually large commercial banks) and their customers. In most cases, no deposit requirements exist, and these contracts are traded at a net price without commission. Forward contracts involve an obligation to purchase or sell a specific currency at an agreed-upon price on a future date. Most contracts expire in less than one year. The fund may also use futures and options for currency management purposes. For more information on futures and options, please see "Interest Rate Futures Contracts and Options Thereon" on page 10.


RISK FACTORS

INVESTING IN FOREIGN SECURITIES

    Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies. As with any investment in securities, the value of an investment in the fund can decrease as well as increase, depending upon a variety of factors which may affect the values and income generated by the fund's portfolio securities. Investments in the fund should not be considered a complete investment program and may not be appropriate for an individual with limited investment resources or who is unable to tolerate fluctuations in the value of the investment. Potential investors should carefully consider the following factors:

    Currency Risk. The value of the foreign investments held by the fund may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against


PROSPECTUS                              INFORMATION REGARDING THE FUND     7


such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluations and political developments.

    Political and Economic Risk. The economies of many of the countries in which the fund invests are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the fund may encounter difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

    Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the fund may be reduced by a withholding tax at the source which would reduce dividend income payable to shareholders. See "Taxes," page 15.

    Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the fund invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations.

    Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the fund are uninvested and no return is earned thereon. The inability of the fund to make intended security purchases due to clearance and settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.


EUROPEAN CURRENCY UNIFICATION

    Many European countries are about to adopt a single European currency, the euro. Once it has been determined which countries will participate in the Economic and Monetary Union (EMU), the euro will become legal tender in these countries effective January 1, 1999. The countries currently participating in the EMU are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Portugal and Spain. The notable countries missing from the new unified currency are Great Britain, Denmark and Sweden. A new European Central Bank (ECB) will be created to manage the monetary policy of the new unified region. On the same day, the exchange rates will be irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

    This change is likely to significantly impact the European capital markets in which the fund invests. The biggest changes will be the additional risks that the fund will face in pursuing its investment objective. All of the risks described below may increase the fund's share price volatility.

UNCERTAINTIES AS UNIFICATION NEARS

    Taxes. The IRS has not determined the proper tax treatment of the currency conversion, particularly whether the conversion to the new currency will result in recognition of gain or loss. There is a risk that the fund's distribution of income will be impacted by these tax uncertainties. For example,


8    INFORMATION REGARDING THE FUND              AMERICAN CENTURY INVESTMENTS


recognition of gain or loss on the conversion could result in distributions from the fund of income for which no cash has been received.

    Volatility of Currency Exchange Rates. Exchange rates between the U.S. dollar and European currencies (particularly the German mark) will likely become more volatile and unstable, particularly between now and January 1, 1999.

    Capital Market Reaction. Uncertainty in the lead-up to introduction of the euro may lead to a shift by institutional money managers away from European currencies and into Swiss francs, U.S. dollars or Japanese yen. This reaction may make markets less liquid and thus more difficult for the fund to pursue its investment strategy.

    Conversion Costs. European issuers of securities in which the fund invests, particularly those that deal in goods and services, may face substantial conversion costs. These costs may not be accurately anticipated and therefore present another risk factor that may affect issuer profitability and creditworthiness.

    Potential for Delay. Despite all of the preparations by the participating European countries, it is still possible that currency unification may be delayed from its January 1, 1999, implementation date. Such a delay could introduce still more risks, since uncertainty would be increased and there would be economic costs to unwind some of the infrastructure created in anticipation of the unification.

    Treatment of European Currency Units. The ECU is the currency basket used as the unit of account by the European Community. While it is not a currency, it is treated like one by capital markets for settlement purposes. When the new European currency is introduced, the value of the ECU will become fixed. Because the treatment of ECU in some financial contracts is not uniform, their value may be altered by the event.

    Lack of European Unanimity. Because some European countries will not be participants in the euro, there could be greater volatility in the exchange rate between these nonparticipating countries and new unified currency. While this risk is particularly high between now and the effective date of currency unification, it could also remain during the initial periods after unification.

UNCERTAINTIES AFTER UNIFICATION OF CURRENCY

    Contract Continuity. Some financial contracts may become unenforceable when the currencies are unified. These financial contracts may include bank loan agreements, master agreements for swaps and other derivatives, master agreements for foreign exchange and currency option transactions and debt securities. The risk of unenforceability may arise in a number of ways: For example, a contract used to hedge against exchange-rate volatility between two EU currencies will become "fixed," rather than "variable," as part of the conversion since the currencies have, in effect, disappeared for exchange purposes.

    The European Council and the State of New York have enacted laws and regulations designed to ensure that financial contracts will continue to be enforceable after conversion. There is no guarantee, however, that these laws will be completely effective in preventing disputes from arising. Disputes and litigation over these contract issues could negatively impact the fund's portfolio holdings and may create uncertainties in the valuation of financial contracts the fund holds.

    ECB Policymaking. As the ECB and European market participants search for a common understanding of policy targets and instruments, interest rates and exchange rates could become more volatile.


CREDIT QUALITY

    Under normal circumstances, the fund invests exclusively in securities of issuers rated high quality, nondollar-denominated government and corporate debt securities outside the United States. "High quality" means that the security must be rated AA or higher, at the time of purchase, by a nationally recognized statistical rating agency or considered by JPMIM to be of comparable quality. If a rating agency downgrades a security held by the fund or judges a security to be less than AA quality, the security would be sold as quickly as possible without unnecessarily destabilizing the fund's share price or yield.

DOLLAR-WEIGHTED AVERAGE MATURITY


    The manager expects the fund's dollar-weighted average portfolio maturity to range from two to ten years.



PROSPECTUS                           INFORMATION REGARDING THE FUND     9


OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

    For additional information regarding the investment practices of the fund, see the Statement of Additional Information.

PORTFOLIO TURNOVER


    The portfolio turnover rates of the fund are shown in the financial information of this Prospectus.


    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it or JPMIM determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be accurately predicted.


    The portfolio turnover of the fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly higher transaction costs that the fund pays directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by the fund since short-term capital gains are taxable as ordinary income.


    Transaction costs are normally higher for foreign securities than for U.S securities; therefore, the fund's anticipated portfolio turnover rate may have a larger negative impact on total return than it would if the fund invested primarily or exclusively in U.S. securities.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS


    The fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis when, in the opinion of the manager, such purchases will further the investment objective of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occurs 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or appropriate liquid assets in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.


INTEREST RATE FUTURES CONTRACTS AND OPTIONS THEREON


    The fund may buy or sell interest rate futures contracts relating to debt securities ("debt futures," i.e., futures relating to indices on types or groups of bonds) and write or buy put and call options relating to interest rate futures contracts.


    For options sold, the fund will segregate cash or appropriate liquid assets including equity securities and debt securities of any grade equal to the value of securities underlying the option unless the option is otherwise covered.

    The fund will deposit cash or appropriate liquid assets in a segregated custodial account in an amount equal to the fluctuating market value of long futures contracts it has purchased, less any margin deposited on its long position. It may hold cash or acquire such debt obligations for the purpose of making these deposits.

    The fund may use futures and options transactions to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index.


    Since futures contracts and options thereon can replicate movements in the cash markets for the securities in which the fund invests without the large cash investments required for dealing in such markets, they may subject the fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (1) the offsetting correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the futures contract or option may be imperfect; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need of additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the securities being hedged. Such equal price changes



10    INFORMATION REGARDING THE FUND            AMERICAN CENTURY INVESTMENTS


are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged.


    The manager will attempt to create a closely correlated hedge but hedging activities may not be completely successful in eliminating market value fluctuation. The ordinary spreads between prices in the cash and futures markets, due to the differences in the nature of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rate trends by the manager may still not result in a successful transaction. The manager may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.


    See the Statement of Additional Information for further information about these instruments and their risks.

SHORT-TERM INSTRUMENTS

    For liquidity purposes, the fund may invest in high-quality money market instruments with remaining maturities of one year or less. Such instruments may include nondollar-denominated obligations of foreign governments, foreign government agencies, and supranational organizations, as well as high-quality certificates of deposit.

    The fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers that are deemed to present minimal credit risk. Credit risk determinations are made by the manager pursuant to guidelines established by the Board of Trustees. A repurchase agreement involves the purchase of a security and a simultaneous agreement to sell the security back to the seller at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.


    The fund may invest up to 5% of its total assets in any money market fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions. The fund's total investment in money market funds may not exceed 10% of its total assets.


SECURITIES LENDING

    In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. This practice could result in a loss or a delay in recovering the fund's securities.

    The fund may not lend any security or make any other loan if, as a result, more than 33 (1)/(3)% of the fund's total assets would be lent to other parties in the manner described above.

OTHER TECHNIQUES

    JPMIM may buy other types of securities or employ other portfolio management techniques on behalf of the fund. When SEC guidelines require it to do so, the fund will set aside cash or appropriate liquid assets in a segregated account to cover its obligations. See the Statement of Additional Information for a more detailed discussion of these investments and some of the risks associated with them.

PERFORMANCE ADVERTISING

    From time to time, the fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield and effective yield. Performance data may be quoted separately for the Advisor Class and for the other class offered by the fund.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total


PROSPECTUS                               INFORMATION REGARDING THE FUND 11


return over the same period if the fund's performance had remained constant throughout.

    A quotation of yield reflects the fund's income over a stated period expressed as a percentage of the fund's share price. The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

    Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

    Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.

    The fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance. Fund performance may also be compared, on a relative basis, to the other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

    All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


12    INFORMATION REGARDING THE FUND            AMERICAN CENTURY INVESTMENTS


                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

    The following section explains how to purchase, exchange and redeem Advisor Class shares of the fund offered by this Prospectus.


    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.


HOW TO PURCHASE AND SELL AMERICAN
CENTURY FUNDS

    The fund offered by this Prospectus is available as an investment option under your employer-sponsored retirement or savings plan or through or in connection with a program, product or service offered by a financial intermediary, such as a bank, broker-dealer or an insurance company. Since all records of your share ownership are maintained by your plan sponsor, plan recordkeeper, or other financial intermediary, all orders to purchase, exchange and redeem shares must be made through your employer or other financial intermediary, as applicable.

    If you are purchasing through a retirement or savings plan, the administrator of your plan or your employee benefits office can provide you with information on how to participate in your plan and how to select American Century funds as an investment option.

    If you are purchasing through a financial intermediary, you should contact your service representative at the financial intermediary for information about how to select American Century funds.

    If you have questions about the fund, see "Investment Policies of the Fund,"
page  6,  or  call  one  of  our  Institutional   Service   Representatives   at
1-800-345-3533.

    Orders to purchase shares are effective on the day we receive payment. See "When Share Price Is Determined," page 14.

    We may discontinue offering shares generally in the fund (including any class of shares of a fund) or in any particular state without notice to shareholders.

HOW TO EXCHANGE FROM ONE AMERICAN
CENTURY FUND TO ANOTHER

    Your plan or program may permit you to exchange your investment in the shares of a fund for shares of another fund in our family. See your plan administrator, employee benefits office or financial intermediary for details on the rules in your plan governing exchanges.

HOW TO REDEEM SHARES

    Subject to any restrictions imposed by your employer's plan or financial intermediary's program, you can sell ("redeem") your shares through the plan or financial intermediary at their net asset value. Your plan administrator, trustee, or financial intermediary or other designated person must provide us with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order. See "When Share Price Is Determined," page 14. If you have any questions about how to redeem, contact your plan administrator, employee benefits office, or service representative at your financial intermediary, as applicable.

TELEPHONE SERVICES

INVESTORS LINE

    To request information about our funds and a current Prospectus, or get answers to any questions that you may have about the funds and the services we offer, call one of our Institutional Service Representatives at 1-800-345-3533.


PROSPECTUS            HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS      13


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED


    The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except the funds issued by American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.


    Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares of a fund received by us or one of our agents before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on the next day the Exchange is open.


    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.


    Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.


    Investment and transaction instructions received by us on any business day by mail before the time as of which the net asset value is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.


    If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangement with the fund or the fund's distributor in order for you to receive that day's price.


    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.


HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:


    The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.



14    ADDITIONAL INFORMATION YOU SHOULD KNOW    AMERICAN CENTURY INVESTMENTS


    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

    The net asset values of the Investor Class of the funds are published in leading newspapers daily. Because the total expense ratio for the Advisor Class shares is 0.25% higher than the Investor Class, their net asset values will be lower than the Investor Class. The net asset values of the Advisor Class may be obtained by calling us.

DISTRIBUTIONS


    The fund expects to declare and pay distributions from net investment income quarterly, although it may elect not to do so in any given quarter. The fund may forego a dividend if, for example, net currency losses exceed investment income. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. Note: When describing "distributions" in this Prospectus,
"distributions"   has  the  meaning  of  income  and  realized  securities  gain distributions. This fund does not intend to make return of capital (ROC) distributions.

    You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price Is Determined," page 14. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed, the distribution on the redeemed shares will be included with your redemption proceeds.

    Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

    A distribution does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.


    Because undistributed gains and dividends are included in the value of your shares prior to distribution, when they are distributed the value of your shares will be reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

    The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

    If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

    Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

    If fund shares are purchased through taxable accounts, distributions of net investment income and


PROSPECTUS                       ADDITIONAL INFORMATION YOU SHOULD KNOW    15



net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the fund do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income. Distributions from gains on assets held greater than 12 months, but no more than 18 months (28% Rate Gain) and/or assets held greater than 18 months (20% Rate Gain) are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain (28% and/or 20% Rate Gain) to you with respect to such shares.

    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% Rate Gain).


    In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

    Distributions may also be subject to state and local taxes, even if all or a substantial part of such distribution are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when the fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    If you have not complied with certain provisions of the Internal Revenue Code, either we or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.


    Redemption of shares of the fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be considered long-term subject to tax at a maximum rate of 28% (28% Rate Gain/Loss) if shareholders have held such shares for a period of more than 12 months, but no more than 18 months and long-term subject to tax at a maximum rate of 20%, minimum of 10% (20% Rate Gain/Loss) if shareholders have held such shares for a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.


MANAGEMENT

INVESTMENT MANAGEMENT


    The American Century-Benham International Bond Fund, formerly known as "American Century-Benham European Government Bond Fund," is the sole nondiversified open-end series of the American Century International Bond Funds (the "Trust").



16    ADDITIONAL INFORMATION YOU SHOULD KNOW       AMERICAN CENTURY INVESTMENTS



Organized as a Massachusetts business trust on August 28, 1991, under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.


    The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.


    The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to supervise the management of the fund's assets.

    JPMIM is the fund's investment subadvisor. JPMIM is a leading manager of pension funds, institutional accounts, and private accounts, with approximately $200 billion in assets under management. JPMIM makes investment decisions for the fund in accordance with the fund's investment objective, policies, and restrictions under the supervision of the manager and the Board of Trustees. JPMIM is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated.


    The portfolio manager members of the teams managing the fund described in this Prospectus and their work experience for the last five years are listed as follows:


    DETLER SCHLICHTER, Vice President, is a fixed income Senior Portfolio Manager. He joined J.P. Morgan & Co., Frankfurt in 1990; he has worked at JPMIM London as a Portfolio Manager since April of 1996. Mr. Schlichter holds a Bachelors degree and Master's degree from the University of Bochum.


    DOMINIC PEGLER, Vice President, is a fixed income Portfolio Manager. He joined JPMIM London in 1996 after seven years at the Bank of England, serving as an economist and in the Reserves Management Department, managing the UK's foreign exchange reserves. His time at the Bank included a two-year term with the Directorate of Monetary Affairs. Mr. Pegler holds a Bachelor's degree and Master's degree in Economics from the London School of Economics.


    DAVID SCHROEDER, Vice President, oversees JPMIM's management of the fund and has done so since June 1997. Mr. Schroeder is also on the teams that manage American Century-Benham Inflation-Adjusted Treasury Fund, American Century-Benham Intermediate-Term Treasury Fund, American Century-Benham Long-Term Treasury Fund, and the series of American Century Target Maturities Trust. Mr. Schroeder joined the manager in 1990 as a Portfolio Manager and serves as the group leader of the portfolio management teams which manage American Century's U.S. government and international bond funds.

    For subadvisory services, the manager pays JPMIM a monthly fee at the annual rate of 0.20% of average daily net assets up to $200 million and 0.15% of average daily net assets in excess of $200 million. For the fiscal year ended December 31, 1997, the manager paid JPMIM subadvisory fees equal to 0.19% of the fund's average daily net assets.


    The activities of the manager are subject only to directions of the fund's Board of Trustees. The manager pays all the expenses of the fund except brokerage, taxes, portfolio insurance, interest, fees and expenses of the non-interested person Trustees (including counsel fees) and extraordinary expenses.

    For the services provided to the fund, the manager receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the bond funds managed by the manager (the "Investment Category Fee"). Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the manager (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the manager. Currently, the Investment Category Fee for the fund is an annual rate of 0.29% of the average net assets of the fund. The Complex Fee is currently an annual rate of 0.30% of the average net assets of the fund. Further information about the calculation of the annual management fee is contained in the Statement of Additional Information.


PROSPECTUS                      ADDITIONAL INFORMATION YOU SHOULD KNOW    17


    On the first business day of each month, the fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of the fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

    The Trust and the manager have adopted a Code of Ethics which restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the fund shareholders come before the interests of the people who manage the fund.

TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund and is paid for such services by the manager.


    Pursuant  to  a  Sub-Administration   Agreement  with  the  manager,   Funds
Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager out of its management fee.


    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager or its affiliates.


    The manager and the transfer agent are both wholly-owned by American Century Companies, Inc. (ACC). James E. Stowers Jr., Chairman of the Board of Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.

YEAR 2000 ISSUES

    Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. The fund depends upon the computer systems of various service providers, including the transfer agent, for its day-to-day operations. Inadequate remediation of the Year 2000 problem by these service providers and others with whom they interact could have an adverse effect on the fund's operations, including pricing, securities trading and settlement, and the provision of shareholder services. The transfer agent has assembled a team of information technology professionals who are taking steps to address Year 2000 issues with respect to its own computers and to obtain satisfactory assurances that comparable steps are being taken by the fund's other major service providers and vendors. The key phases of the remediation plan include: an inventory of all internal systems, vendor products and services and data providers (substantially completed in 1997); an assessment of all systems for date reliance and the impact of the century rollover on each (substantially completed with respect to critical systems in early 1998); and the renovation and testing of affected systems (targeted for completion with respect to critical systems by the end of 1998). The manager will pay for the remediation effort with revenues from its management fee, so that the fund will not directly bear any of the cost. In light of these remediation efforts, the fund does not anticipate a material adverse impact on its business, operations or financial condition relating to Year 2000 issues. However, there can be no assurance that the remediation plan will be sufficient and timely or that interaction with other noncomplying computer systems will not have a material adverse effect on the fund's business, operations or financial condition.



18    ADDITIONAL INFORMATION YOU SHOULD KNOW      AMERICAN CENTURY INVESTMENTS


DISTRIBUTION OF FUND SHARES


    The fund's shares are distributed by FDI, a registered broker-dealer (the "Distributor"). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

    Investors may open accounts with American Century only through the Distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.


    As agent for the fund and the manager, the Distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the fund's shares and/or the use of the fund's shares in various financial services. The manager (or an affiliate) pays all expenses incurred in promoting sales of, and distributing the Advisor Class and in securing such services out of the Rule 12b-1 fees described in the section that follows.

SERVICE AND DISTRIBUTION FEES

    Rule 12b-1 adopted by the SEC under the Investment Company Act permits investment companies that adopt a written plan to pay certain expenses associated with the distribution of their shares. Pursuant to that rule, the fund's Board of Trustees and the initial shareholder of the fund's Advisor Class shares have approved and adopted a Master Distribution and Shareholder Services Plan (the "Plan"). Pursuant to the Plan, each fund pays the manager a shareholder services fee and a distribution fee, each equal to 0.25% (for a total of 0.50%) per annum of the average daily net assets of the shares of the fund's Advisor Class. The shareholder services fee is paid for the purpose of paying the costs of securing certain shareholder and administrative services, and the distribution fee is paid for the purpose of paying the costs of providing various distribution services. All or a portion of such fees are paid by the manager to the banks, broker-dealers, insurance companies or other financial intermediaries through which such shares are made available.

    The Plan has been adopted and will be administered in accordance with the requirements of Rule 12b-1 under the Investment Company Act. For additional information about the Plan and its terms, see "Multiple Class Structure - Master Distribution and Shareholder Services Plan" in the Statement of Additional Information. Fees paid pursuant to the Plan may be paid for shareholder services and the maintenance of accounts and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers.

FURTHER INFORMATION ABOUT AMERICAN CENTURY


    The Trust is an open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Trustees.


    The principal office of the Trust is American Century Tower, 4500 Main Street, P. O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 1-800-345-3533 (international calls: 816-531-5575).

    The fund is an individual series of the Trust which issues shares with no par value. Each series is commonly referred to as a fund. Currently, the fund is the only existing series of the Trust. In the event that additional series of the Trust are created, the assets belonging to each series of shares are held separately by the custodian and in effect each series is a separate fund.

    American Century International Bond Funds offers two classes of the fund offered by this Prospectus: an Investor Class and an Advisor Class. The shares offered by this Prospectus are Advisor Class shares.

    The Investor Class of shares is primarily made available to retail investors. This other class has different fees, expenses, and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021.

    Except as described below, all classes of shares


PROSPECTUS                      ADDITIONAL INFORMATION YOU SHOULD KNOW     19


of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, and (d) each class may have different exchange privileges.

    Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of Trustees can elect all of the Trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

    Unless required by the Investment Company Act, it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of Trustees or the appointment of auditors. However, pursuant to the Trust's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the Trust hold a special meeting of shareholders. The Trust will assist in the communication with other shareholders.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

    THIS PROSPECTUS CONSTITUTES AN OFFER TO SELL SECURITIES OF THE FUND ONLY IN THOSE STATES WHERE THE FUND'S SHARES HAVE BEEN REGISTERED OR OTHERWISE QUALIFIED FOR SALE. THE FUND WILL NOT ACCEPT APPLICATIONS FROM PERSONS RESIDING IN STATES WHERE THE FUND'S SHARES ARE NOT REGISTERED.


20    ADDITIONAL INFORMATION YOU SHOULD KNOW     AMERICAN CENTURY INVESTMENTS


                                     NOTES


                                                                   NOTES    21


P.O. BOX 419385
KANSAS CITY, MISSOURI
64141-6385


INSTITUTIONAL SERVICES:
1-800-345-3533 OR 816-531-5575


TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-345-1833 OR 816-444-3038

FAX: 816-340-4655


www.americancentury.com


                        [american century logo (reg.sm)]
                                    American
                                Century(reg.tm)


9805           [recycled logo]
SH-BKT-11967      Recycled

                      STATEMENT OF ADDITIONAL INFORMATION


                        [american century logo (reg.sm)]
                                    American
                                Century(reg.tm)

                                  MAY 1, 1998


                                    BENHAM
                                 GROUP(reg.tm)

                              International Bond


                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 1998


                   AMERICAN CENTURY INTERNATIONAL BOND FUNDS


This Statement is not a prospectus but should be read in conjunction with the fund's current Prospectus dated May 1, 1998. The fund's annual report for the fiscal year ended December 31, 1997, is incorporated herein by reference. Please retain this document for future reference. To obtain the Prospectus, call American Century Investments toll-free at 1-800-345-2021 (international calls:
816-531-5575) or write P.O. Box 419200, Kansas City, Missouri 64141-6200.


TABLE OF CONTENTS


Investment Policies, Techniques and Risk Factors ..........................    2
Investment Restrictions ...................................................    7
Portfolio Transactions ....................................................    8
Valuation of Portfolio Securities .........................................   10
Performance ...............................................................   10
Multiple Class Performance Advertising ....................................   12
Taxes .....................................................................   12
About the Trust ...........................................................   13
Multiple Class Structure ..................................................   14
Trustees and Officers .....................................................   16
Management ................................................................   18
Transfer and Administrative Services ......................................   20
Distribution of Fund Shares ...............................................   20
Additional Purchase and Redemption Information ............................   20
Financial Statements ......................................................   20
Other Information .........................................................   21



STATEMENT OF ADDITIONAL INFORMATION                                          1


INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

    The following pages provide a more detailed description of securities and investment practices identified in the Prospectus and the risks associated with these practices. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Trustees.

U.S. GOVERNMENT SECURITIES

    U.S.  government  securities  include bills,  notes, and bonds issued by the
U.S.   Treasury   and   securities   issued  or   guaranteed   by   agencies  or
instrumentalities of the U.S. government.

    Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association (FNMA), are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

REPURCHASE AGREEMENTS

    In a repurchase agreement (a "repo"), the fund buys a security at one price and simultaneously agrees to sell it back to the seller at an agreed upon price on a specified date (usually within seven days from the date of purchase) or on demand. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon rate of return and that is unrelated to the interest rate on the underlying security. Delay or losses could result if the other party to the agreement defaults or becomes bankrupt.

    American Century Investment Management, Inc. (the "manager") attempts to minimize the risks associated with repurchase agreements by adhering to written guidelines which govern repurchase agreements. These guidelines strictly govern
(1) the type of securities which may be acquired and held under repurchase agreements; (2) collateral requirements for sellers under repurchase agreements;
(3) the amount of the fund's net assets that may be committed to repurchase agreements that mature in more than seven days; and (4) the manner in which the fund must take delivery of securities subject to repurchase agreements. Moreover, the Board of Trustees reviews and approves, on a quarterly basis, the creditworthiness of brokers, dealers and banks with whom the fund may enter into repurchase agreements. The fund may enter into a repurchase agreement only with an entity that appears on a list of those which have been approved by the Board as sufficiently creditworthy.


    The fund has received permission from the Securities and Exchange Commission
(SEC) to participate in joint repurchase agreements collateralized by U.S. government securities with other mutual funds advised by the manager or its affiliates. Joint repos are expected to increase the income the fund can earn from repo transactions without increasing the risks associated with these transactions.


    Under the Investment Company Act of 1940 (the "Investment Company Act"), repurchase agreements are considered loans.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

    The fund may engage in securities transactions on a when-issued or forward commitment basis, in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

    When purchasing securities on a when-issued or forward commitment basis, the fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Although the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

    In purchasing securities on a when-issued or forward commitment basis, the fund will establish and maintain until the settlement date a segregated account consisting of cash or appropriate liquid assets including equity securities and debt securities of any grade in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations


2                                                  AMERICAN CENTURY INVESTMENTS


with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

SECURITIES LENDING

    The fund may lend its portfolio securities to earn additional income. If a borrower defaulted on a securities loan, the fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss.

    To minimize the risk of default on securities loans, the manager adheres to guidelines prescribed by the Board of Trustees governing lending of securities. These guidelines strictly govern (1) the type and amount of collateral that must be received by the fund; (2) the circumstances under which additions to that collateral must be made by borrowers; (3) the return received by the fund on the loaned securities; (4) the limitations on the percentage of fund assets on loan; and (5) the credit standards applied in evaluating potential borrowers of portfolio securities. In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS


    The fund expects to exchange dollars for the fund's underlying currencies, and vice versa, in the normal course of managing the fund's underlying investments. J.P. Morgan Investment Management Inc. (JPMIM), the fund's subadvisor, does not expect that the fund will hold currency that is not earning income on a regular basis, although the fund may do so temporarily when suitable investments are not available. The fund may exchange currencies on a "spot" basis (i.e., for prompt delivery and settlement), or by entering into forward currency exchange contracts (also called forward contracts) or other contracts to purchase and sell currencies for settlement at a future date. The fund will incur costs in converting assets from one currency to another. Foreign exchange dealers may charge a fee for conversion; in addition, they also realize a profit based on the difference (i.e., the spread) between the prices at which they buy and sell various currencies in the spot and forward markets. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, and repurchase it at a lesser rate should the fund desire to resell the currency to the dealer.


    Forward contracts are agreements to exchange a specific amount of one currency for a specified amount of another at a future date. The date may be any agreed fixed number of days in the future. The amount of currency to be exchanged, the price at which the exchange will take place, and the date of the exchange are negotiated when the fund enters into the contract and are fixed for the term of the contract. Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. However, the fund may enter into forward contracts with deposit requirements or commissions.

    At the maturity of a forward contract, the fund may complete the contract by paying for and receiving the underlying currency, may seek to roll forward its contractual obligation by entering into an "offsetting" transaction with the same currency trader and paying or receiving the difference between the contractual exchange rate and the current exchange rate. The fund may also be able to enter into an offsetting contract prior to the maturity of the underlying contract. This practice is sometimes referred to as "cross hedging" and may be employed if, for example, JPMIM believes that one foreign currency (in which a portion of the fund's foreign currency holdings are denominated) will change in value relative to the U.S. dollar differently than another foreign currency. There is no assurance that offsetting transactions, or new forward contracts, will always be available to the fund.

    Investors should realize that the use of forward contracts does not eliminate fluctuations in the underlying prices of the securities. Such contracts simply establish a rate of exchange that the fund can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to fluctuations in the value of the hedged currency when used as a hedge against foreign


STATEMENT OF ADDITIONAL INFORMATION                                          3


currency declines, at the same time they tend to limit any potential gain which might result from the change in the value of such currency.

    Because investments in, and redemptions from, the fund will be in U.S. dollars, JPMIM expects that the fund's normal investment activity will involve a significant amount of currency exchange. For example, the fund may exchange dollars for its underlying foreign currencies for dollars in order to meet shareholder redemption requests or to pay expenses. These transactions may be executed in the spot or forward markets.

    In addition, the fund may combine forward transactions in its underlying currency with investments in U.S. dollar-denominated instruments, in an attempt to construct an investment position whose overall performance will be similar to that of a security denominated in its underlying currency. If the amount of dollars to be exchanged is properly matched with the anticipated value of the dollar-denominated securities, the fund should be able to "lock in" the foreign currency value of the securities, and the fund's overall investment return from the combined position should be similar to the return from purchasing a foreign currency-denominated instrument. This is sometimes referred to as a "synthetic" investment position or a "position hedge."

    The execution of a synthetic investment position may not be successful. It is impossible to forecast with absolute precision what the dollar value of a particular security will be at any given time. If the value of a dollar-denominated security is not exactly matched with the fund's obligation under the forward contract on the contract's maturity date, the fund may be exposed to some risk of loss from fluctuation of the dollar. Although JPMIM will attempt to hold such mismatchings to a minimum, there can be no assurance that JPMIM will be successful in doing so.

FUTURES AND OPTIONS TRANSACTIONS

    FUTURES CONTRACTS provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

    Although futures contracts, by their terms, call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. Closing out a futures position is done by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold, or selling a contract that has previously been bought).

    To initiate and maintain open positions in a futures contract, the fund is required to make a good faith margin deposit in cash or government securities with a broker or custodian. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish deposit requirements that are higher than the exchange minimums.


    Once a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, the contract holder is required to pay additional "variation" margin. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to or from the futures broker as long as the contract remains open and do not constitute margin transactions for purposes of the fund's investment restrictions.

    Those who trade futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers, such as the fund, use the futures markets primarily to offset unfavorable changes in the value of securities they hold or expect to acquire for investment purposes. Speculators are less likely to own the securities underlying the futures contracts they trade and are more likely to use futures contracts with the expectation of realizing profits from fluctuations in the prices of the underlying securities.


    Although techniques other than trading futures contracts can be used to control the fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the fund pays brokerage commissions in connection with opening and closing out futures


4                                                 AMERICAN CENTURY INVESTMENTS


positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.


    PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. The fund may also terminate a put option position by closing it out in the secondary market at its current price if a liquid secondary market exists.


    The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

    The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

    WRITING PUT AND CALL OPTIONS. If the fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party chooses to exercise the option. When writing an option on a futures contract, the fund will be required to make margin payments to a broker or custodian as described above for futures contracts. The fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. However, if the secondary market is not liquid for a put option the fund has written, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

    If security prices rise, a put writer would generally expect to profit, although the gain would be limited to the amount of the premium received. If security prices remain the same over time, the writer would likely also profit by being able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

    Writing a call option obligates the fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price even if its current value is greater, a call writer gives up some ability to participate in security price increases.

    COMBINED POSITIONS. The fund may purchase and write options in combination with one another, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


STATEMENT OF ADDITIONAL INFORMATION                                          5


    OVER-THE-COUNTER OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organizations of the exchanges where they are traded. The risk of illiquidity is also greater with OTC options because these options generally can be closed out only by negotiation with the other party to the option.

    OPTIONS ON FUTURES. By purchasing an option on a futures contract, the fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed "strike" price. The fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require the fund to make margin payments unless the option is exercised.

    CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded futures and options contracts, it is likely that the standardized contracts available will not match the fund's current or anticipated investments exactly. The fund may invest in futures and options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests (for example, by hedging intermediate-term securities with a futures contract based on an index of long-term bond prices); this involves a risk that the futures position will not track the performance of the fund's other investments.

    Options and futures prices can diverge from the prices of their underlying instruments even if the underlying instruments correlate well with the fund's investments. Options and futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and securities markets, from structural differences in how options and futures and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in an effort to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

    FUTURES AND OPTIONS CONTRACTS RELATING TO FOREIGN CURRENCIES. The fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. A fund may also purchase and write currency options in connection with currency futures or forward contracts.

    Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars.


    The uses and risks of currency futures are similar to those of futures relating to securities or indices, as described above. Currency futures values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the fund's investments. A currency hedge, for example, should protect a German-mark-denominated security from a decline in the German mark, but it will not protect the fund against a price decline resulting from a deterioration in the issuer's creditworthiness.


    LIQUIDITY OF FUTURES CONTRACTS AND OPTIONS. There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for futures contracts and options and may halt trading if a contract's price moves


6                                                 AMERICAN CENTURY INVESTMENTS


upward or downward more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a contract was not liquid, because of price fluctuation limits or otherwise, prompt liquidation of unfavorable positions could be difficult or impossible, and the fund could be required to continue holding a position until delivery or expiration regardless of changes in its value. Under these circumstances, the fund's access to assets held to cover its future positions could also be impaired.

    Futures and options trading on foreign exchanges may not be regulated as effectively as similar transactions in the U.S. and may not involve clearing mechanisms or guarantees similar to those available in the U.S. The value of a futures contract or option traded on a foreign exchange may be adversely affected by the imposition of different exercise and settlement terms, trading procedures, and margin requirements, and lesser trading volume.

    RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS. The fund has filed a notice of eligibility for exclusion as a "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulates trading in the futures markets. The fund intends to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and options premiums.

    The fund may enter into futures transactions (including related options) for hedging purposes without regard to the percentage of assets committed to initial margin and for other than hedging purposes provided that assets committed to initial margin deposits on such instruments, plus premiums paid for open futures options positions, less the amount by which any such positions are "in-the-money," do not exceed 5% of the fund's total assets. To the extent required by law, the fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts and options.


    Financial futures or options purchased or sold by the fund will be standardized and traded through the facilities of a U.S. or foreign securities association or listed on a U.S. or foreign securities or commodities exchange, board of trade, or similar entity, or quoted on an automatic quotation system, except that the fund may effect transactions in over-the-counter options with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York. In addition, the fund has undertaken to limit aggregate premiums paid on all options purchased by the fund to no more than 20% of the fund's total assets.


INVESTMENT RESTRICTIONS

    The fund's investment restrictions are set forth below. These investment restrictions are fundamental and may not be changed without approval of "a majority of the outstanding votes of shareholders" of the fund, as determined in accordance with the Investment Company Act.

    AS A FUNDAMENTAL POLICY, THE FUND SHALL NOT:

  1) issue senior securities, except as permitted under the Investment Company Act of 1940.

  2)     borrow money, except that the fund may
         borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 331/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

  3) lend any security or make any other loan if, as a result, more than 331/3% of the fund's total assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or
         (ii) by engaging in repurchase agreements with respect to portfolio securities.

  4) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the fund from investment in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

  5) concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).


STATEMENT OF ADDITIONAL INFORMATION                                           7


  6) act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

  7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

  8)     invest for purposes of exercising control over management.

    In addition, the fund is subject to the following additional investment restrictions which are not fundamental and may be changed by the Board of Trustees.

    AS AN OPERATING POLICY, THE FUND:

  a) to meet federal tax requirements for qualification as a "regulated investment company," limits its investment so that at the close of each quarter of its taxable year: (i) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (ii) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (i) and (ii) do not apply to "Government securities" as defined for federal tax purposes. The fund does not, with respect to 75% of its total assets, currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result thereof, the fund would own more than 10% or the outstanding voting securities of such issuer.

  b) shall not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.

  c) shall not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

  d) shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

  e) shall not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.


    For purposes of the above investment restriction (5), relating to concentration, a fund shall not purchase any securities which would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S.
government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments,
(b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.


    Unless  otherwise   indicated,   percentage   limitations  included  in  the
restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

PORTFOLIO TRANSACTIONS

    In selecting broker-dealers to execute transactions on behalf of the fund, JPMIM seeks the best net price


8                                                AMERICAN CENTURY INVESTMENTS


and execution available. In assessing the best net price and execution available for any fund transaction, JPMIM will consider all factors it deems relevant including, but not limited to, (i) the breadth of the market for the security,
(ii) the price of the security, (iii) the financial condition and execution capability of the broker-dealer, and (iv) the reasonableness of any commission for the specific transaction. When the execution and price offered by two or more broker-dealers are comparable, JPMIM may, with discretion, in recognition of the value of brokerage or research services provided by the broker-dealer, purchase and sell portfolio securities to and from broker-dealers who provide the fund with research and other services provided, however, that in all instances best net price and execution shall be the controlling factor, and in no event may JPMIM pay to a broker-dealer a commission in excess of that which another broker-dealer would have charged for effecting the same transaction.

    When JPMIM deems the purchase or sale of a security to be in the best interest of the fund as well as its other clients, it may, to the extent permitted by applicable law, aggregate the securities to be sold or purchased with those of its other clients. In such an event, the allocation of securities so purchased or sold will be made by JPMIM in a manner it considers to be the most equitable and consistent with its fiduciary obligations to the fund and its other clients.

    JPMIM is authorized to execute such documents as may be required to affect forward foreign currency exchange contracts on behalf of the fund. In selecting counterparties for such contracts, JPMIM seeks the best overall terms available and executes or directs the execution of all such transactions as permitted by law and consistent with the best interest of the fund.

    The fund's portfolio turnover rates are listed in the Financial Highlights in the Prospectus.

TRANSACTIONS WITH JPMIM AFFILIATES


    As described in further detail under the section titled "MANAGEMENT," JPMIM is subadvisor to the fund pursuant to an agreement with American Century Investment Management, Inc.


    JPMIM, Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), J.P. Morgan Securities Inc., and J.P. Morgan Securities Limited are wholly owned subsidiaries of J.P. Morgan & Co. Incorporated, hereafter referred to collectively as "Morgan affiliates."


    J. P. Morgan Securities Inc. is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers. It is active as a dealer in U.S. government securities and an underwriter of and dealer in U.S. government agency securities and money market instruments.


    J.P. Morgan Securities Limited underwrites, distributes, and trades international securities, including Eurobonds, commercial paper, and foreign government bonds. J.P. Morgan & Co. Incorporated issues commercial paper and long-term debt securities. Morgan Guaranty and some of its affiliates issue certificates of deposit and create bankers' acceptances.

    To the extent that the fund invests a portion of its assets in such obligations, it will not invest in securities issued or created by Morgan affiliates.

    Certain activities of Morgan affiliates may affect the fund's portfolio or the markets for securities in which the fund invests. In particular, activities of Morgan affiliates may affect the prices of securities held by the fund and the supply of issues available for purchase by the fund. Where a Morgan affiliate holds a large portion of a given issue, the price at which that issue is traded may influence the price of similar securities the fund holds or is considering purchasing.

    The fund will not purchase securities directly from Morgan affiliates, and the size of Morgan affiliates' holdings may limit the selection of available securities in a particular maturity, yield, or price range. The fund will not execute any transactions with Morgan affiliates and will use only unaffiliated broker-dealers. In addition, the fund will not purchase any securities of U.S. government agencies during the existence of an underwriting or selling group of which a Morgan affiliate is a member, except to the extent permitted by law.

    The fund's ability to engage in transactions with Morgan affiliates is restricted by the SEC and the Federal Reserve Board. In JPMIM's opinion, these limitations should not significantly impair the fund's ability to pursue its investment objectives. However, there may be circumstances in which the fund is disadvantaged by these limitations compared to other funds with similar investment objectives that are not subject to these limitations.

    In acting for its fiduciary accounts, including the fund, JPMIM will not discuss its investment


STATEMENT OF ADDITIONAL INFORMATION                                          9


decisions or positions with the personnel of any Morgan affiliate. JPMIM has informed the fund that, in making investment decisions, it will not obtain or use material, non-public information in the possession of any division or department of JPMIM or other Morgan affiliates.

    The commercial banking divisions of Morgan Guaranty and its affiliates may have deposit, loan, and other commercial banking relationships with issuers of securities the fund purchases, including loans that may be repaid in whole or in part with the proceeds of securities purchased by the fund. Except as may be permitted by applicable law, the fund will not purchase securities in any primary public offering when the prospectus discloses that the proceeds will be used to repay a loan from Morgan Guaranty. JPMIM will not cause the fund to make investments for the direct purpose of benefitting other commercial interests of Morgan affiliates at the fund's expense.

VALUATION OF PORTFOLIO SECURITIES


    The fund's net asset value per share ("NAV") is calculated as of the close of business of the New York Stock Exchange (the "Exchange") usually at 3 p.m. Central time each day the Exchange is open for business. The Exchange has designated the following holiday closings for 1998: New Year's Day (observed), Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (observed). Although the fund expects the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.


    Securities are valued at market, depending upon the market or exchange on which they trade. Price quotations for exchange-listed securities are taken from the primary exchanges on which these securities trade. Securities traded on exchanges will be valued at their last sale prices. If no sale is reported, the mean between the latest bid and asked prices is used. Securities traded over-the-counter will be valued at the mean between the latest bid and asked prices. Fixed-income securities are priced at market value on the basis of market quotations supplied by independent pricing services. Trading of securities in foreign markets may not take place on every day the Exchange is open, and trading takes place in various foreign markets on days on which the Exchange and the fund's offices are not open and the fund's net asset value is not calculated. The fund's net asset value may be significantly affected on days when shareholders have no access to the fund. Securities for which market quotations are not readily available, or which may change in value due to events occurring after their primary exchange has closed for the day, are valued at fair market value as determined in good faith under the direction of the Board of Trustees.

    JPMIM typically completes its trading on behalf of the fund in various markets before the Exchange closes for the day, and the value of portfolio securities is determined when the primary market for those securities closes for the day. Foreign currency exchange rates are also determined prior to the close of the Exchange. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair market value as determined in good faith under the direction of the Board of Trustees.

PERFORMANCE

    The fund's yield and total return may be quoted in advertising and sales literature. These figures, as well as the fund's share price, will vary. Past performance should not be considered an indication of future results.

    Yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing the fund's net investment income by its share price on the last day of the period, according to the following formula:

    YIELD = 2 [(a - b + 1)(6 )- 1]
               ------
                 cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.


10                                                AMERICAN CENTURY INVESTMENTS



    For the 30-day period ended December 31, 1997, the fund's yield was 4.62%.


    Total returns quoted in advertising and sales literature reflect all aspects of the fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the fund's NAV per share during the period

    Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.


    In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return. The fund's one year, three year, five year and life of fund average annual total return through December 31, 1997, are indicated in the following table:

                                             Average Annual Total Return
--------------------------------------------------------------------------------
One Year                                               (5.88)%
Three Year                                              7.59%
Five Year                                               7.17%
Life of Fund                                            7.18%
--------------------------------------------------------------------------------


    The fund commenced operations on January 7, 1992. Performance information may be quoted numerically or in a table, graph, or similar illustration.


    The fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note, and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon Government National Mortgage Association securities (GNMAs) (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source:
Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources:
London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, STOCKS, BONDS, BILLS, AND INFLATION; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The fund may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

    The advisor may obtain ratings on the safety of fund shares from one or more rating agencies and may publish such ratings in advertisements and sales literature.



STATEMENT OF ADDITIONAL INFORMATION                                        11



MULTIPLE CLASS PERFORMANCE ADVERTISING

    Pursuant to the Multiple Class Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the manager may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class. For periods after the first full quarter after inception, actual performance of the new class will be used.


TAXES

    The fund will be treated as a separate corporation for federal income tax purposes and intends to qualify annually as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, the fund will not incur federal or state income taxes on its net investment income or net realized capital gains distributed to shareholders


    The fund may be subject to a 4% excise tax on a portion of its undistributed income. To avoid the tax, the fund must distribute annually at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year and at least 98% of its capital gain net income and foreign currency income for the 12-month period ending on October 31st of the calendar year. Any dividend declared by the fund in October, November, or December of any year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31st of such year and to have been paid by the fund not later than December 31st of such year, provided that such dividend is actually paid by the fund during January of the following year.


    The fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund, defer fund losses, and affect the determination of whether capital gains and losses are characterized as long-term or short-term capital gains or losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the fund to mark to market certain types of the positions in its portfolio (i.e., treat them as if they were sold), which may cause the fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for relief from income and excise taxes, respectively. The fund will monitor its transactions and may make such tax elections as fund management deems appropriate with respect to foreign currency, options, futures contracts or forward contracts. The fund's status as a regulated investment company may limit its transactions involving foreign currency, futures, options and forward contracts.

    Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, in disposing of debt securities denominated in foreign currencies, certain forward currency contracts, or other instruments, gains or losses attributable to fluctuations in the value of a foreign currency between the date the security, contract, or other instrument is acquired and the date it is disposed of are also usually treated as ordinary income or loss. Under Section 988 of the Code, these gains or losses may increase or decrease the amount of the fund's investment company taxable income distributed to shareholders as ordinary income.

    Earnings derived by the fund from sources outside the U.S. may be subject to non-U.S. withholding and possibly other taxes. Such taxes may be reduced or eliminated under the terms of a U.S. income tax treaty, and the fund intends to undertake any procedural steps required to claim the benefits of such a treaty. With respect to any non-U.S. taxes actually


12                                               AMERICAN CENTURY INVESTMENTS



paid by the fund, if more than 50% in value of the fund's total assets at the close of any taxable year consists of securities of foreign corporations, the fund may elect to treat any non-U.S. income and similar taxes it pays as though the taxes were paid by its shareholders.


    Some of the debt securities that may be acquired by the fund may be treated as debt securities originally issued at a discount. Generally, the amount of the original issue discount (OID) is treated as interest income and is included in income over the term of the debt security even though payment of that amount is not received until a later time, usually when the debt security matures.

    Some of the debt securities may be purchased by the fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security if such market discount was not previously included in taxable income. Generally, market discount accrues on a daily basis for each day the debt security is held by the fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the fund, at a constant yield to maturity that takes into account the semiannual compounding of interest.


    Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit the fund's ability to make sufficient distributions to satisfy the income and excise tax distribution requirements.


TAXATION OF NON-U.S. SHAREHOLDERS

    U.S. taxation of a shareholder who is a non-resident alien or a non-U.S. corporation, partnership, trust, or estate depends on whether the payments received from a fund are "effectively connected" with a U.S. trade or business carried on by such a shareholder. Ordinarily, income from the fund will not be treated as "effectively connected."

    If the payments received from the fund are effectively connected with a U.S. trade or business of the shareholder, then all distributions of net investment income and net capital gains of the fund and gains realized upon the redemption, exchange, or other taxable disposition of shares will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens, residents, or domestic entities, although the tax may be eliminated under the terms of an applicable U.S. income tax treaty. Non-U.S. corporate shareholders also may be subject to a branch profits tax with respect to payments from the fund.

    If the shareholder is not engaged in a U.S. trade or business, or the payments received from the fund are not effectively connected with the conduct of such a trade or business, the shareholder will generally be subject to U.S. tax withholding at the rate of 30% (or a lower rate under an applicable U.S. income tax treaty) on distributions of net investment income and net realized short-term capital received. Non-U.S. shareholders not engaged in a U.S. trade or business, or having no effectively connected income, may also be subject to U.S. tax at the rate of 30% (or a lower treaty rate) on additional distributions resulting from the fund's election to treat any non-U.S. taxes it pays as though the taxes were paid by its shareholders.

    Distributions of net realized long-term capital gains to non-U.S. shareholders and any capital gains realized by them upon the redemption or other taxable disposition of shares generally will not be subject to U.S. tax. In the case of individuals and other non-exempt, non-U.S. shareholders who fail to furnish the fund with required certifications regarding their foreign status on IRS Form W-8 or an appropriate substitute, the fund may be required to impose backup withholding of U.S. tax at the rate of 31% on distributions of net realized capital gains and proceeds of redemptions and exchanges.

    The information above is only a summary of some of the tax considerations affecting the fund and its shareholders; no attempt has been made to discuss individual tax consequences. The fund and the fund's distributions may also be subject to state, local, or foreign taxes. A prospective investor may wish to consult a tax advisor to determine whether the fund is a suitable investment based on his or her tax situation.

ABOUT THE TRUST

    American Century International Bond Funds (the "Trust") is a registered open-end management investment company that was organized as a Massachusetts


STATEMENT OF ADDITIONAL INFORMATION                                          13


business trust on August 28, 1991. The Trust was formerly known as "Benham International Funds." American Century -- Benham International Bond Fund (formerly known as American Century--Benham European Government Bond Fund and Benham European Government Bond Fund) is currently the sole series of the Trust. The Board of Trustees may create additional series from time to time.

    The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (funds). Shares issued are fully paid and nonassessable and have no preemptive, conversion, or similar rights.

    Shares of the fund have equal voting rights, provided that each series votes separately on matters affecting only that series. Voting rights are not cumulative. In the election of Trustees, each nominee may receive only one vote from each shareholder, and, because the election requires only a simple majority, more than 50% of the shares voting in an election can elect all of the Trustees.

    Each shareholder has rights to dividends and distributions declared by the fund and to the net assets of the fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

    Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

    CUSTODIAN BANKS: State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02101 and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64106 serve as custodians of the fund's assets. Services provided by the custodian bank include (i) settling portfolio purchases and sales, (ii) reporting failed trades, (iii) identifying and collecting portfolio income, and
(iv) providing safekeeping of securities. The custodian takes no part in determining the fund's investment policies or in determining which securities are sold or purchased by the fund.


    INDEPENDENT ACCOUNTANTS: Coopers & Lybrand L.L.P. serve as independent accountants of the fund. The address of Coopers & Lybrand L.L.P. is City Center Square, 1100 Main Street, Suite 900, Kansas City, Missouri 64105-2140.


MULTIPLE CLASS STRUCTURE

    The fund's Board of Trustees has adopted a multiple class plan (the "Multiclass Plan") pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to three classes of funds: an Investor Class, an Advisor Class and an Institutional Class. Not all funds offer all three classes.


    The Investor Class is made available to investors directly by the investment manager through its affiliated broker-dealer, American Century Investment Services, Inc., for a single unified management fee, without any load or commission. The Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the manager as Investor Class shareholders. As a result, the manager is able to charge these classes a lower unified management fee. In addition to the management fee, however, Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described on the following pages). The plan has been adopted by the fund's Board of Trustees and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.



14                                              AMERICAN CENTURY INVESTMENTS


RULE 12B-1

    Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to such rule, the Board of Trustees and initial shareholder of the fund's Advisor Class has approved and entered into a Master Distribution and Shareholder Services Plan, with respect to the Advisor Class (the "Plan"). The Master Distribution and Shareholder Services Plan is described below.

    In adopting the Plan, the Board of Trustees [including a majority who are not "interested persons" of the funds (as defined in the Investment Company
Act), hereinafter referred to as the "independent trustees"] determined that there was a reasonable likelihood that the Plan would benefit the fund and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Trustees (including a majority of the independent trustees) annually. The Plan may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

    All fees paid under the plans will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers.

MASTER DISTRIBUTION AND SHAREHOLDER  SERVICES PLAN

    As described in the Prospectuses, the fund's Advisor Class of shares is made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The Distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

    Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

    To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' investment manager has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the fund's Board of Trustees has adopted the Plan. Pursuant to such Plan, the Advisor Class shares pay the Distributor a fee of 0.50% annually of the aggregate average daily assets of the fund's Advisor Class shares, 0.25% of which is paid for Shareholder Services (as described above) and 0.25% of which is paid for distribution services.

    Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to, (a) the payment of sales commission, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements; (b) compensation to registered representatives or other employees of Distributor who engage in or support distribution of the fund's Advisor Class shares; (c) compensation to, and expenses (including overhead and telephone expenses) of, Distributor; (d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the fund's shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder


STATEMENT OF ADDITIONAL INFORMATION                                        15


reports; (g) the providing of facilities to answer questions from prospective investors about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i) assisting investors in completing application forms and selecting dividend and other account options;
(j) the providing of other reasonable assistance in connection with the distribution of fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD and (n) such other distribution and services activities as the manager determines may be paid for by the fund pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

TRUSTEES AND OFFICERS


    The Trust's activities are overseen by a Board of Trustees, including six independent Trustees. The individuals listed below whose names are marked by an asterisk (*) are "interested persons" of the Trust (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either Trust; the Trust's manager; the Trust's agent for transfer and administrative services, American Century Services Corporation (ACS); their parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries; other funds advised by the manager or the Trust's distributor and co-administrator, Funds Distributor, Inc., (FDI). Each Trustee listed below also serves as a Trustee or Director of other funds advised by the manager.

    Unless otherwise noted, a date in parentheses indicates the date the Trustee or officer began his or her service in a particular capacity. Mr. Paul and the Trustees' (with the exception of Mr. Lyons and Mr. Stowers III) address is 1665 Charleston Road, Mountain View, California 94043. The address of Mr. Lyons, Mr. Stowers III, Ms. Roepke, Mr. Zindel and Ms. Wade is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The address of Mr. Ingram, Mr. Kelley and Ms. Nelson is 60 State Street, Suite 1300, Boston, Massachusetts 02109.


TRUSTEES


    ALBERT A. EISENSTAT,  independent  Trustee (1995);  date of birth,  July 20,
1930.  Mr.  Eisenstat is  currently  the general  partner of Discovery  Ventures
(1996), a venture capital firm. He is also an independent Director of each of Commercial Metals Co. (1982), Sungard Data Systems (1991) and Business Objects S/A (1994). Previously, he served as Executive Vice President of Corporate Development and Corporate Secretary of Apple Computer and served on its Board of Directors (1985 to 1993).

    RONALD J. GILSON, independent Trustee (1995); date of birth, September 14, 1946. Mr. Gilson is Charles J. Meyers Professor of Law and Business at Stanford Law School (1979) and Mark and Eva Stern Professor of Law and Business at Columbia University School of Law (1992). He is counsel to Marron, Reid & Sheehy (a San Francisco law firm, 1984).

    *WILLIAM M. LYONS, Trustee (1998); date of birth, October 22, 1955. Mr. Lyons is President and Chief Operating Officer of ACC; Executive Vice President and General Counsel of ACS and ACIS; Assistant Secretary of ACC; and Secretary of ACS and ACIS.

    MYRON S. SCHOLES, independent Trustee (1985); date of birth, July 1, 1941. Mr. Scholes was awarded the 1997 Nobel Memorial Prize in Economic Sciences for his role in the development of the Black-Scholes option pricing model. Mr. Scholes is a principal of Long-Term Capital Management (1993). He is also Frank
E. Buck Professor of Finance at the Stanford Graduate School of Business (1983) and a Director of Dimensional Fund Advisors (1982) and the Smith Breeden Family of Funds (1992). From August 1991 to June 1993, Mr. Scholes was a Managing Director of Salomon Brothers Inc. (securities brokerage).

    KENNETH E. SCOTT, independent Trustee (1985); date of birth, November 21, 1928. Mr. Scott is Ralph M. Parsons Professor of Law and Business at Stanford Law School (1972) and a Director of RCM Capital Funds, Inc. (1994).

    ISAAC STEIN, independent Trustee (1992); date of birth, October 26, 1946. Mr. Stein is former Chairman of the Board (1990 to 1992) and Chief Executive Officer (1991 to 1992) of Esprit de Corp. (clothing manufacturer). He is a member of the Board of Raychem Corporation (electrical equipment, 1993), President of Waverley Associates, Inc. (private investment firm,



16                                               AMERICAN CENTURY INVESTMENTS



1983), and a Director of ALZA Corporation (pharmaceuticals, 1987). He is also a Trustee of Stanford University (1994) and Chairman of Stanford Health Services (hospital, 1994).

    *JAMES E. STOWERS III,  Chairman of the Board of Trustees (1998) and Trustee
(1995); date of birth, March 1, 1959. Mr. Stowers III is Chief Executive Officer and Director of ACC, ACS and ACIS.

    JEANNE D. WOHLERS, independent Trustee (1985); date of birth, April 3, 1945. Ms. Wohlers is a private investor and an independent Director and Partner of Windy Hill Productions, LP. Previously, she served as Vice President and Chief Financial Officer of Sybase, Inc. (software company, 1988 to 1992).


OFFICERS


    *RICHARD W. INGRAM, President (1998). Mr. Ingram is Executive Vice President and Director of Client Services and Treasury Administration, Funds Distributor, Inc. (FDI). Mr. Ingram joined FDI in 1995. Prior to joining FDI, Mr. Ingram served as Vice President and Division Manager of First Data Investor Services Group, Inc. (from March 1994 to November 1995) and before that as Vice
President, Assistant Treasurer and Tax Director-Mutual Funds of The Boston Company, Inc. (from 1989 to 1994).


    *DOUGLAS A. PAUL, Secretary (1988), Vice President (1990), and General Counsel (1990). Mr. Paul is Vice President and Associate General Counsel of ACS


    *MARYANNE ROEPKE, CPA, Treasurer (1995) and Vice President (1998). Ms. Roepke is Vice President and Assistant Treasurer of ACS.

    *CHRISTOPHER J. KELLEY, Vice President (1998). Mr. Kelley is Vice President and Associate General Counsel of FDI. Mr. Kelley joined FDI in 1996. Prior to joining FDI, Mr. Kelley served as Assistant Counsel at Forum Financial Group (from April 1994 to July 1996) and before that as a compliance officer for Putnam Investments (from 1992 to 1994).

    *MARY A. NELSON, Vice President (1998). Ms. Nelson is Vice President and Manager of Treasury Services and Administration of FDI. Ms. Nelson joined FDI in 1995. Prior to joining FDI, Ms. Nelson served as Assistant Vice President and Client Manager for The Boston Company, Inc. (from 1989 to 1994).

    *PATRICK A. LOOBY, Vice President and Assistant Secretary (1998). Mr. Looby is Vice President and Associate General Counsel of ACS.

    *JON ZINDEL, Tax Officer (1997). Mr. Zindel has been Director of Taxation of ACS since 1996. Prior to joining ACS, he was Tax Manager, Price Waterhouse LLP
(1989).

    *C. JEAN WADE, Controller, (1996). Ms. Wade joined ACS in 1991.

    As of April 5, 1998, the Trustees and officers, as a group, owned less than 1% of the fund's outstanding shares.

    The table below summarizes the compensation that the Trustees of the fund received for the fund's fiscal year ended December 31, 1997, as well as the compensation received for serving as Director or Trustee of other funds advised by the manager.




TRUSTEE COMPENSATION FOR THE FISCAL YEAR ENDED DECEMBER 31, 1997

                            Aggregate         Pension or Retirement           Estimated            Total Compensation
   Name of                Compensation       Benefits Accrued As Part      Annual Benefits      From the American Century
  Trustee*               From the Fund           of Fund Expenses          Upon Retirement          Family of Funds**
-------------------------------------------------------------------------------------------------------------------------------
Albert A. Eisenstat          $9,022               Not Applicable           Not Applicable                $69,250
Ronald J. Gilson             $9,105               Not Applicable           Not Applicable                $74,000
Myron S. Scholes             $9,010               Not Applicable           Not Applicable                $68,250
Kenneth E. Scott             $8,930               Not Applicable           Not Applicable                $77,000
Ezra Solomon***                 $63               Not Applicable           Not Applicable                 $3,500
Isaac Stein                  $9,046               Not Applicable           Not Applicable                $69,500
Jeanne D. Wohlers            $9,095               Not Applicable           Not Applicable                $72,500
-------------------------------------------------------------------------------------------------------------------------------

*   Interested Trustees receive no compensation for their services as such.

** Includes compensation paid by the fifteen investment company members of the American Century family of funds.

*** Retired December, 1996.



STATEMENT OF ADDITIONAL INFORMATION                                        17


MANAGEMENT

    The fund has an investment management agreement with the manager dated August 1, 1997. This agreement was approved by the shareholders of the fund on July 30, 1997.

    For the services provided to the fund, the manager receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the funds of its investment category managed by the manager (the "Investment Category Fee"). The three investment categories are Money Market Funds, Bond Funds and Equity Funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the manager (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the manager.

    The schedule by which the Investment Category Fee is determined is as follows:

Category Assets                                                 Fee Rate
--------------------------------------------------------------------------------
First $1 billion                                                0.6100%
Next $1 billion                                                 0.5580%
Next $3 billion                                                 0.5280%
Next $5 billion                                                 0.5080%
Next $15 billion                                                0.4950%
Next $25 billion                                                0.4930%
Thereafter                                                      0.4925%
--------------------------------------------------------------------------------

    The Complex Fee Schedule is as follows:

Complex Assets                                                  Fee Rate
--------------------------------------------------------------------------------
First $2.5 billion                                              0.3100%
Next $7.5 billion                                               0.3000%
Next $15.0 billion                                              0.2985%
Next $25.0 billion                                              0.2970%
Next $50.0 billion                                              0.2960%
Next $100.0 billion                                             0.2950%
Next $100.0 billion                                             0.2940%
Next $200.0 billion                                             0.2930%
Next $250.0 billion                                             0.2920%
Next $500.0 billion                                             0.2910%
Thereafter                                                      0.2900%
--------------------------------------------------------------------------------


    The Complex Fee schedule for the Advisor Class is lower by 0.2500% at each graduated step. For example, if the Investor Class Complex Fee is 0.3000% for the first $2 billion, the Advisor Class Complex Fee is 0.0500% (0.3000% minus 0.2500%) for the first $2 billion.


    On the first business day of each month, the fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of the fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

    The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the fund's Board of Trustees, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) by the vote of a majority of the Trustees of the fund who are not parties to the agreement or interested persons of the manager, cast in person at a meeting called for the purpose of voting on such approval.

    The management agreement provides that it may be terminated at any time without payment of any penalty by the fund's Board of Trustees, or by a vote of a majority of the fund's shareholders, on 60 days' written notice to the manager, and that it shall be automatically terminated if it is assigned.

    The management agreement provides that the manager shall not be liable to the fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

    The management agreement also provides that the manager and its officers, Trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

    Certain investments may be appropriate for the fund and also for other clients advised by the manager. Investment decisions for the fund and other


18                                            AMERICAN CENTURY INVESTMENTS


clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investment generally. A particular security may be bought or sold for only one client or series, or in different amounts and at different times for more than one but less than all clients or series. In addition, purchases or sales of the same security may be made for two or more clients or series on the same date. Such transactions will be allocated among clients in a manner believed by the manager to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the fund.

    The manager may aggregate purchase and sale orders of the fund with purchase and sale orders of its other clients when the manager believes that such aggregation provides the best execution for the fund. The fund's Board of Trustees has approved the policy of the manager with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the fund participates at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The manager will not aggregate portfolio transactions of the fund unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the fund and the terms of the management agreement. The manager receives no additional compensation or remuneration as a result of such aggregation.

    In addition to managing the fund, the manager also acts as an investment advisor to 12 institutional accounts and to the following registered investment companies: American Century Mutual Funds, Inc., American Century World Mutual Funds, Inc., American Century Premium Reserves, Inc., American Century Variable Portfolios, Inc., American Century Capital Portfolios, Inc., American Century Strategic Asset Allocations, Inc., American Century Municipal Trust, American Century Government Income Trust, American Century Investment Trust, American Century Target Maturities Trust, American Century California Tax-Free and Municipal Funds and American Century Quantitative Equity Funds.

    Prior to August 1, 1997, Benham Management Corporation served as the investment advisor to the fund. Benham Management Corporation is, like the manager, wholly-owned by ACC.


    For the period ended July 31, 1997 and for the fiscal years ended December 31, 1996 and 1995, the fund paid investment advisory fees as listed in the table below.

                                                Investment Advisory Fees
--------------------------------------------------------------------------------
    1997                                               $1,091,090
    1996                                               $1,060,306
    1995                                               $1,017,677
--------------------------------------------------------------------------------

    The fund paid management fees of $641,176 for the period August 1, 1997 to December 31, 1997.


    The investment management agreement provides that the manager may delegate certain responsibilities under the agreement to a subadvisor. Currently, JPMIM serves as subadvisor to the fund under a subadvisory agreement between the manager and JPMIM dated August 1, 1997, that was approved by shareholders on July 30, 1997. This superseded subadvisory agreements dated June 1, 1995, December 31, 1991, and June 1, 1994. The subadvisory agreement continues for an initial period of two years and thereafter so long as continuance is specifically approved by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's Trustees, including a majority of those Trustees who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days' written notice by the manager, the Board of Trustees, or a majority of the fund's outstanding shares or 12 months' written notice by JPMIM and will terminate automatically in the event of (i) its assignment or (ii) termination of the investment advisory agreement between the fund and the manager.

    The subadvisory agreement provides that JPMIM will make investment decisions for the fund in accordance with the fund's investment objective, policies, and restrictions, and whatever additional written guidelines it may receive from the manager from time to time. For these services, the manager pays JPMIM


STATEMENT OF ADDITIONAL INFORMATION                                          19


a monthly fee at an annual rate of .20% of the fund's average daily net assets up to $200 million; and .15% of average daily net assets over $200 million. Under the 1991 subadvisory agreement, the manager paid JPMIM a monthly fee at an annual rate of .25% of average daily net assets up to $200 million, and .05% of average daily net assets in excess of $200 million, with a minimum annual fee of $250,000.


    For the fiscal years ended December 31, 1997, 1996 and 1995, the manager paid JPMIM subadvisory fees as listed in the following table:

                                                  JPMIM Subadvisory Fees
--------------------------------------------------------------------------------
    1997                                                 $315,813
    1996                                                 $470,287
    1995                                                 $434,795
--------------------------------------------------------------------------------


TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend paying agent for the fund. It provides physical facilities, including computer hardware and software and personnel, for the day-to-day administration of the fund and of the manager. The manager pays American Century Services Corporation for such services.

    Prior to August 1, 1997, the fund paid American Century Services Corporation directly for its services as transfer agent and administrative services agent.


    For the period ended July 31, 1997 and the fiscal years ended December 31, 1996, and 1995, the fees paid for administrative services and for transfer agent services are listed in the following table:

                     Administrative                         Transfer Agent
                        Services                               Services
--------------------------------------------------------------------------------
1997                    $120,327                               $134,632
1996                    $263,533                               $239,896
1995                    $264,019                               $222,006
--------------------------------------------------------------------------------


DISTRIBUTION OF FUND SHARES


    The fund's shares are distributed by FDI (the "Distributor"), a registered broker-dealer. The manager pays all expenses for promoting and distributing the fund's shares. The fund does not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

    The fund's shares are continuously offered at NAV. Share certificates are issued (without charge) only when requested in writing. Certificates are not issued for fractional shares. Dividend and voting rights are not affected by the issuance of certificates.


    American Century may reject or limit the amount of an investment to prevent any one shareholder or affiliated group from controlling the Trust or one of its series; to avoid jeopardizing a series' tax status; or whenever, in management's opinion, such rejection is in the Trust's or a series' best interest. As of April 5, 1998, Charles Schwab & Co., 101 Montgomery Street, San Francisco, California 94104, was the record holder of 26.7% of the outstanding shares of the fund with 3,654,937 shares. As of that date, no other shareholder was the record holder or beneficial owner of 5% or more of the fund's total shares outstanding.


    ACS charges neither fees nor commissions on the purchase and sale of fund shares. However, ACS may charge fees for special services requested by a shareholder or necessitated by acts or omissions of a shareholder. For example, ACS may charge a fee for processing dishonored investment checks or stop-payment requests. See the Investor Services Guide for more information.


FINANCIAL STATEMENTS

The financial statements of the funds, including the Statements of Assets and Liabilities and the Statements of Operations for the fiscal year ended December 31, 1997, and the Statements of Changes in Net Assets for the fiscal years ended December 31, 1996 and 1997, are included in the Annual Reports to shareholders, for the fiscal year ended December 31, 1997. The report on the financial highlights for the fiscal years 1993, 1994, 1995 and 1996 are included in the Annual Reports to shareholders for the fiscal year ended December 31, 1996. Each such Annual Report is incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and phone number shown on the cover of this Statement of Additional Information.



20                                             AMERICAN CENTURY INVESTMENTS


OTHER INFORMATION

    For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, DC. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

SECURITIES RATINGS

    Securities rating descriptions provided under this heading are excerpted from publications of Moody's Investors Service, Inc. and Standard & Poor's Corporation.


DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S  BOND RATINGS:


    Aaa: Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa: Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they constitute what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make long-term risks appear somewhat larger than in Aaa securities

    A: Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

    Baa: Bonds that are rated "Baa" are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    Ba: Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

    B: Bonds that are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be limited.

    Caa: Bonds that are rated "Caa" are of poor standing. Such issues may be in default, or there may be elements of danger present with respect to principal or interest.

    Ca: Bonds that are rated "Ca" represent obligations that are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

    C: Bonds that are rated "C" are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Note: Moody's may apply the numerical modifier "1" for municipally backed bonds and modifiers "1," "2," and "3" for corporate-backed municipal bonds. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking, and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.


DESCRIPTION OF STANDARD & POOR'S CORPORATION'S RATINGS FOR BONDS:


INVESTMENT GRADE

    AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in a small degree.


STATEMENT OF ADDITIONAL INFORMATION                                       21


    A: Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

    BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE

    BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    BB: Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

    B: Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

    CCC: Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

    CC: The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" debt rating.

    C: The "C" rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

    CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

    D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

    PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



22                                               AMERICAN CENTURY INVESTMENTS


P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-444-3485

FAX: 816-340-7962


www.americancentury.com


                        [american century logo (reg.sm)]
                                    American
                                Century(reg.tm)


9805           [recycled logo]
SH-BKT-11969      Recycled

AMERICAN CENTURY INTERNATIONAL BOND FUNDS


1933 Act Post-Effective Amendment No. 11
1940 Act Amendment No. 12
--------------------------------------------------------------------------------

PART C   OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) FINANCIAL STATEMENTS. Audited financial statements for American Century International Bond Funds for the fiscal year ended December 31, 1997, are filed herein as included in the Statement of Additional Information by reference to the Annual Report dated December 31, 1997, filed on February 24, 1998 (Accession # 0000880268-98-000004).

(b)      EXHIBITS.

        (1) (a)Amended and Restated Declaration of Trust, dated May 31, 1995, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 7 filed on April 22, 1996 (Accession # 0000880268-96-000010).

            (b) Amendment to the Declaration of Trust dated October 21, 1996 is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 9 filed April 30, 1997 (Accession # 880268-97-000006).

        (2) Amended and Restated Bylaws dated March 9, 1998 are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 23 to the Registration Statement of American Century Municipal Trust, filed on March 26, 1998 (Accession # 0000746458-98-000007).

        (3) Not Applicable.

        (4) Specimen copy of American Century - Benham International Bond Fund's share certificate is incorporated herein by reference to Exhibit 4 of the Trust's Registration Statement filed on October 16, 1991.

        (5) (a) Investor Class Investment Management Agreement between American Century International Bond Funds and American Century Investment Management, Inc., dated August 1, 1997, is incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No. 33 to the Registration Statement of American Century Government Income Trust, filed July 31, 1997 (Accession #773674-97-000014).

            (a)(1) Amendment dated March 31, 1998 to the Investor Class Investment Management Agreement between American Century International Bond Funds and American Century Investment Management, Inc., dated August 1, 1997, is incorporated herein by reference to
            Exhibit 5 of Post-Effective Amendment No. 23 to the Registration Statement of American Century Municipal Trust, filed on March 26, 1998 (Accession #0000746458-98-000007).

            (b) Advisor Class Investment Management Agreement between American Century International Bond Funds and American Century Investment Management, Inc., dated August 1, 1997, is incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No. 27 to the Registration Statement of American Century Target Maturities Trust, filed August 29, 1997 (Accession # 757928-97-000004).

            (c) Investment Sub-Advisory Agreement among American Century International Bond Funds, American Century Investment Management, Inc., and J.P. Morgan Investment Management Inc., dated August 1, 1997 is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 10 filed on September 30, 1997 (Accession # 0000880268-97-000011).

        (6) Distribution Agreement between American Century International Bond Funds and Funds Distributor, Inc., dated January 15, 1998 , is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 23 to the Registration Statement of American Century Municipal Trust, filed March 26, 1998 (Accession #0000746458-98-000007).

        (7) Not Applicable.

        (8) (a) Custodian Agreement between American Century International Bond Funds and State Street Bank and Trust Company dated August 10, 1993 is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 7 filed on April 22, 1996 (Accession # 0000880268-96-000010).

            (b) Amendment No. 1 dated December 1, 1994 to the Custodian Agreement between American Century International Bond Funds and State Street Bank and Trust Company dated August 10, 1993 is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 7 filed on April 22, 1996 (Accession # 0000880268-96-000010).

            (c) Amendment No. 2 dated March 4, 1996 to the Custodian Agreement between American Century International Bond Funds and State Street Bank and Trust Company dated August 10, 1993 is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 7 filed on April 22, 1996 (Accession # 0000880268-96-000010).

        (9) Transfer Agency Agreement between American Century International Bond Funds and American Century Services Corporation dated as of August 1, 1997, is incorporated herein by reference to Exhibit 9 of Post-Effective Amendment No. 33 to the Registration Statement of the American Century Government Income Trust filed on July 31, 1997 (Accession # 773674-97-000014).

        (10)Opinion and consent of counsel as to the legality of the securities being registered, dated February 24, 1998, is incorporated herein by reference to Rule 24f-2 Notice filed on February 24, 1998 (Accession # 880268-98-000003).

        (11)(a) Consent of Coopers & Lybrand, independent accountants, is included herein.

            (b) Consent of KPMG Peat Marwick LLP, independent auditors, is included herein.

        (12)Not Applicable.

        (13)Letter of Understanding relating to initial capital, dated December 20, 1991, is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 filed on December 26, 1991.

        (14)(a)American Century Individual Retirement Account Plan, including all instructions and other relevant documents, dated February 1992, is incorporated herein by reference to Exhibit 14(a) to Post-Effective Amendment No. 2 filed on April 30, 1993.

            (b) American Century Pension/Profit Sharing Plan, including all instructions and other relevant documents, dated February 1992, is incorporated herein by reference to Exhibit 14(b) to Post-Effective Amendment No. 2 filed on April 30, 1993.

        (15)Master Distribution and Shareholder Services Plan of American Century Government Income Trust, American Century International Bond Fund, American Century Target Maturities Trust and American Century Quantitative Equity Funds (Advisor Class) dated August 1, 1997 is included herein.

        (16)Schedule for computation of each performance quotation provided in response to Item 22 is included herein.

        (17)Power of Attorney dated January 15, 1998 is included herein.

        (18)Multiple Class Plan of American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century International Bond Funds, American Century Investment Trust, American Century Municipal Trust, American Century Target Maturities Trust and American Century Quantitative Equity Funds dated August 1, 1997 is included herein.


Item 25. Persons Controlled by or Under Common Control with Registrant.

    Not Applicable.


Item 26. Number of Holders of Securities.

    As of February 28, 1998, American Century - Benham International Bond Fund (the sole operating series of American Century International Bond Funds) had 6,386 shareholders of record.


Item 27. Indemnification.

    As stated in Article VII, Section 3 of the Declaration of Trust, incorporated herein by reference to Exhibit 1 to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

    Registrant hereby incorporates by reference, as though set forth fully herein, Article VI of the Registrant's Bylaws, amended on May 17, 1995, appearing as Exhibit 2(b) to Post-Effective Amendment No. 6 filed on February 29, 1996 (Accession # 0000880268-96-000007).


Item 28. Business and other Connections of Investment Advisor.

    American Century Investment Management, Inc., the investment manager to each of the Registrant's Funds, is engaged in the business of managing investments for deferred compensation plans and other institutional investors.


Item 29. Principal Underwriters.

    (a)  Funds  Distributor,   Inc.  (the   "Distributor")   acts  as  principal
    underwriter for the following investment companies.

               American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
               American Century Government Income Trust
               American Century International Bond Funds
               American Century Investment Trust
               American Century Municipal Trust
               American Century Mutual Funds, Inc.
               American Century Premium Reserves, Inc.
               American Century Quantitative Equity Funds
               American Century Strategic Asset Allocations, Inc.
               American Century Target Maturities Trust
               American Century Variable Portfolios, Inc.
               American Century World Mutual Funds, Inc.
               BJB Investment Funds
               The Brinson Funds
               Dresdner RCM Capital Funds, Inc.
               Dresdner RCM Equity Funds, Inc.
               Harris Insight Funds Trust
               HT Insight Funds, Inc. d/b/a Harris Insight Funds
               J.P. Morgan Institutional Funds
               J.P. Morgan Funds
               The JPM Series Trust
               The JPM Series Trust II
               LaSalle Partners Funds, Inc.
               Monetta Fund, Inc.
               Monetta Trust
               The Montgomery Funds
               The Montgomery Funds II
               The Munder Framlington Funds Trust
               The Munder Funds Trust
               The Munder Funds, Inc.
               Orbitex Group of Funds
               St. Clair Funds, Inc.
               The Skyline Funds
               Waterhouse Investors Family of Funds, Inc.
               WEBS Index Fund, Inc.

               The  Distributor  is registered  with the Securities and Exchange
               Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston
               Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

    (b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business          Positions and Offices with          Positions and Offices with
Address*                             Underwriter                         Registrant

Marie E. Connolly                    Director, President and Chief       none
                                     Executive Officer

Richard W. Ingram                    Executive Vice President            President, Principal Executive
                                                                         and Principal Financial Officer

Donald R. Roberson                   Executive Vice President            none

William S. Nichols                   Executive Vice President            none

Michael S. Petrucelli                Senior Vice President               none

Joseph F. Tower, III                 Director, Senior Vice President,    none
                                     Treasurer and Chief Financial
                                     Officer

Paula R. David                       Senior Vice President               none

Allen B. Closser                     Senior Vice President               none

Bernard A. Whalen                    Senior Vice President               none

William J. Nutt                      Director                            none
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

    (c) Not applicable.


Item 30. Location of Accounts and Records.

    American Century Investment Management, Inc., the Registrant and its agent for transfer and administrative services, American Century Services Corporation, maintain their principal office at 4500 Main St., Kansas City, MO 64111. American Century Services Corporation maintains physical possession of each account, book, or other document, and shareholder records as required by ss.31(a) of the 1940 Act and rules thereunder.


Item 31. Management Services.

    Not Applicable.


Item 32. Undertakings.

    Registrant  undertakes  to  furnish  each  person  to whom a  Prospectus  is
    delivered  with  a  copy  of  the  Registrant's   latest  annual  report  to
    shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 11/Amendment No. 12 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Mountain View, and State of California, on the 28th day of April, 1998. I hereby certify that this Amendment meets the requirements for immediate effectiveness pursuant to Rule 485(b).

                          AMERICAN CENTURY INTERNATIONAL BOND FUNDS


                          By: /s/ Douglas A. Paul
                              Douglas A. Paul
                              Secretary, Vice President and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11/Amendment No. 12 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                         Date
*                                    President and                       April 28, 1998
---------------------------------    Chief Executive Officer
William M. Lyons

*                                    Trustee                             April 28, 1998
---------------------------------
Albert A. Eisenstat

*                                    Trustee                             April 28, 1998
---------------------------------
Ronald J. Gilson

*                                    Trustee                             April 28, 1998
---------------------------------
Myron S. Scholes

*                                    Trustee                             April 28, 1998
---------------------------------
Kenneth E. Scott

*                                    Trustee                             April 28, 1998
---------------------------------
Isaac Stein

*                                    Trustee, Chairman of the Board      April 28, 1998
---------------------------------
James E. Stowers III

*                                    Trustee                             April 28, 1998
---------------------------------
Jeanne D. Wohlers

*                                    Treasurer                           April 28, 1998
---------------------------------
Maryanne Roepke

/s/ Douglas A. Paul
*by Douglas A. Paul, Attorney in Fact (pursuant to a Power of Attorney dated January 15, 1998).